      As filed with the Securities and Exchange Commission on May 16, 2003

                                                      Registration Nos. 33-23966
                                                                        811-5641
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|


                       POST-EFFECTIVE AMENDMENT No. 31                       |X|


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|


                              AMENDMENT No. 35                               |X|


                        (Check appropriate box or boxes)

                            ------------------------

                            THE PARK AVENUE PORTFOLIO
               (Exact Name of Registrant as Specified in Charter)

            7 Hanover Square, New York, New York                 10004
          (Address of Principal Executive Offices)             (Zip Code)

                  Registrant's Telephone Number: (212) 598-8359

                            ------------------------

                          RICHARD T. POTTER, JR., ESQ.
                         c/o The Guardian Life Insurance
                               Company of America
                                7 Hanover Square
                            New York, New York 10004
                     (Name and Address of Agent for Service)

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):


              | | immediately upon filing pursuant to paragraph (b) | | on pursuant to paragraph (b)
              | | 60 days after filing pursuant to paragraph (a)(1) | | on (date) pursuant to paragraph (a)(1)
              |X| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

              |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           --------------------------

This post-effective amendment relates solely to the Registrant's series designated The Guardian Low Duration Bond Fund. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superceded hereby.

================================================================================

The Park Avenue Portfolio(R)

The Guardian Low Duration Bond Fund(SM)


                         PROSPECTUS

                              , 2003


These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, are not insured by the Federal Deposit Insurance Corporation, the National Credit Union Association, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

The Guardian Low Duration Bond Fund(SM) is one of thirteen funds in The Park Avenue Portfolio(R). The other funds, designated The Guardian Park Avenue Fund(SM), The Guardian UBS Large Cap Value Fund(SM), The Guardian Park Avenue Small Cap Fund(SM), The Guardian UBS Small Cap Value Fund(SM), The Guardian Asset Allocation Fund(SM), The Guardian S&P 500 Index Fund(SM), The Guardian Baillie Gifford International Fund(SM), The Guardian Baillie Gifford Emerging Markets Fund(SM), The Guardian Investment Quality Bond Fund(SM), The Guardian High Yield Bond Fund(SM), The Guardian Tax-Exempt Fund(SM), and The Guardian Cash Management Fund(SM), are offered by a separate prospectus dated May 1, 2003.

CONTENTS


OVERVIEW ............................................        1

ABOUT THE FUND

RISKS AND SPECIAL INVESTMENT TECHNIQUES
- Principal risks to investors ......................        6
- Special Investment Techniques .....................       10

FUND MANAGEMENT .....................................       16
- The Fund's Investment Adviser .....................       16
- Portfolio Managers ................................       18

MANAGING YOUR ACCOUNT
- Types of shares available .........................       19
- How to sell shares ................................       29
- Special purchase and sale plans ...................       33
- Calculation of net asset values ...................       36

DIVIDENDS AND DISTRIBUTIONS .........................       38

TAXES ...............................................       39

FINANCIAL HIGHLIGHTS ................................       42

WHERE TO GET MORE INFORMATION .........................Back cover

OVERVIEW

THIS PROSPECTUS DESCRIBES THE GUARDIAN LOW DURATION BOND FUND. THE FUND HAS ITS OWN INVESTMENT OBJECTIVE, RISKS AND OPPORTUNITIES. YOU SHOULD CONSIDER WHETHER THE FUND IS APPROPRIATE FOR YOU. NO SINGLE FUND CAN PROVIDE A COMPLETE OR BALANCED INVESTMENT PROGRAM, AND THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

There are thirteen mutual funds in The Park Avenue Portfolio. This prospectus relates solely to The Guardian Low Duration Bond Fund, including its principal investment strategies, risk considerations, performance history, and expense information.

After the Fund summary, there is a section called Risks and special investment techniques, which provides detailed information about the risks highlighted in the Fund summary. In addition, Risks and special investment techniques provides detailed information about some of the financial instruments and transactions that the Fund may use in managing its investments. IT IS IMPORTANT THAT YOU REVIEW THIS SECTION CAREFULLY FOR A FULL UNDERSTANDING OF HOW THE FUND WILL OPERATE. We have also included information about the Fund's investment adviser.


The rest of the prospectus tells you about how to buy and sell shares of the Fund, and includes general information about share prices, dividends and distributions, and taxes. Of course, you should consult your own tax adviser about the tax consequences of investing in the Fund. Finally, the prospectus provides a summary of financial and other information about the Fund.

OVERVIEW                                                           PROSPECTUS  1

THE GUARDIAN LOW DURATION BOND FUND


OBJECTIVE


THE LOW DURATION BOND FUND seeks a high level of current income, consistent with preservation of capital.



THE FUND'S PRINCIPAL INVESTMENT STRATEGIES


At least 80% of the value of the Fund's net assets is usually invested in different kinds of investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies. Investment grade securities are those that nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group, rate as Baa or BBB or higher, with securities rated Aaa or AAA being the highest quality. The Fund tends to have an average duration within a range of between 1 and 3 years.

Debt obligations are written promises by the borrower to pay interest for a specified period and to repay the debt on a specified date or over time. Interest can be payable at a fixed, variable, or floating rate or, as in the case of zero coupon bonds, the obligation can be purchased at a discount from its face value in place of interest.

GIS, the Fund's investment adviser, allocates the Fund's investments among the various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund usually diversifies its asset allocations broadly among the debt securities markets, but may emphasize some sectors over others based on their attractiveness relative to each other. Within the sector allocations, the adviser selects individual securities by considering yield, potential appreciation, credit quality, maturity and the degree of risk relative to other securities in the sector. The Fund generally maintains a low duration, but may lengthen or shorten its duration within its range to reflect changes in the overall composition of the short-term investment grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond (or bond fund) with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point; conversely, if rates fell by one percentage point, the price of the bond would be expected to rise by approximately 5%.

Most of the debt obligations in the Fund are rated investment grade. This means they are secured or unsecured obligations rated in one of the four highest categories by a nationally recognized statistical ratings organization such as Moody's Investor Service, Inc. or Standard & Poor's Ratings Group, or are deemed to be comparable quality by GIS, the Fund's investment adviser. Some of the Fund's assets may have lower ratings, either because they were downgraded after the Fund acquired them or because they have strong prospects of being rated to investment grade. Debt securities rated below investment grade are commonly known as high yield or junk bonds, and are described in

2 PROSPECTUS                                                    ABOUT THE FUND

THE GUARDIAN LOW DURATION BOND FUND


the section called Risks and special investment techniques. Normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may invest in mortgage-backed securities. These securities represent interests in pools of commercial or residential mortgages. Mortgage-backed securities may be issued by U.S. government agencies or by private entities. Some mortgage-backed securities may be backed by the U.S. government. The Fund may also invest in collateralized mortgage obligations, or CMOs, which are backed by pools of mortgage loans that may be issued or guaranteed the U.S. government or a U.S. government agency, or supported by the credit of a private entity.

The Fund may also invest in asset-backed securities. These are similar in structure to mortgage-backed securities but represent interest in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

The Fund may invest in so-called Yankee securities. Yankee securities are debt securities issued by non-U.S. corporate or government entities, but are denominated in U.S. dollars. Yankee securities trade and may be settled in U.S. markets. Additionally, from time to time, the Fund may invest up to 10% of the value of its total net assets in other foreign securities denominated in U.S. dollars.

The Fund also invests in Treasury bills, notes and bonds, which are backed by the U.S. government.

The Fund may engage in dollar roll and reverse repurchase agreement transactions when the adviser believes it would be advantageous, as well as financial futures contracts and options. For more information, see the section called Risks and special investment techniques.



THE PRINCIPAL RISKS OF INVESTING IN THE FUND


As with all mutual funds, the value of your investment could decline so you could lose money. An investment in the Fund exposes you to the general risks of investing in debt markets. These include interest rate risk (the risk that a debt obligation's price will be adversely affected by increase in interest rates), credit risk (the risk that the issuer of the debt obligation will fail to repay principal and interest), and prepayment risk (the risk that debt obligations, particularly mortgage-backed securities, will be prepaid when interest rates are lower).

Bonds in the Fund's portfolio that are downgraded present extra risks because the issuer is considered less likely to repay the interest and principal than issuers of higher-quality bonds. Lower quality debt securities can be more sensitive to adverse economic conditions, including the issuer's financial condition or stresses in its industry. While the fund does not expect to have a significant portion of its assets in lower-quality debt, you should review the risks of lower-quality debt investments in the section called Risks and special investment techniques.

ABOUT THE FUND                                                   PROSPECTUS  3

THE GUARDIAN LOW DURATION BOND FUND


The Fund may invest in zero coupon securities. Since these securities do not pay interest, they fluctuate more in value than interest-bearing securities. For more information, see Risks and special investment techniques.

The Fund may experience a relatively high portfolio turnover, resulting in greater transaction costs, as well as increased short-term capital gains or losses. This is primarily attributable to GIS's continuing asset allocation efforts among various sectors of the bond markets.



HOW THE FUND HAS PERFORMED


There is no performance information provided for the Fund because the Fund does not have a full calendar year of performance history as of the date of this prospectus.


4   PROSPECTUS                                                  ABOUT THE FUND

THE GUARDIAN LOW DURATION BOND FUND

----------------------------------
NOTES

(1) Contingent deferred sales charge of 1.00% applies for Class K shares and purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase. Certain redemptions and distributions are not subject to this charge. See the Statement of Additional Information for details.


(2) Maximum sales charge declines to 2% if shares are sold in years 3 and 4 after purchase; 1% in years 5 and 6; and zero in year 7 and beyond.


(3) Sales charge applies for shares sold within one year of purchase.

----------------------------------
NOTES

(1) The Fund pays a fee at the annual rate of 0.50% of the Fund's average daily net assets.

(2) Includes Administrative Service Fee of 0.25% for Class A, Class B, Class C and Class K shares.

(3) Based on estimated expenses.


EXAMPLE

The example on the right allows you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the time periods shown

- your investment has a 5% return each year

- the Fund's operating expenses do not change.



FEES AND EXPENSES


The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund.


FEES YOU PAY DIRECTLY


                           MAXIMUM SALES              MAXIMUM DEFERRED SALES
                           CHARGE TO BUY          CHARGE TO SELL SHARES, AS A %
                         SHARES, AS A % OF      OF THE ORIGINAL PURCHASE PRICE OR
     SHARE CLASS         THE OFFERING PRICE     SALE PROCEEDS, WHICHEVER IS LOWER
-----------------------------------------------------------------------------------
Class A shares                        4.50%                                 None(1)
-----------------------------------------------------------------------------------
Class B shares                         None                                3.00%(2)
-----------------------------------------------------------------------------------
Class C shares                         None                                1.00%(3)
-----------------------------------------------------------------------------------
Class K shares                         None                                1.00%(1)
-----------------------------------------------------------------------------------
Institutional class
  shares                               None                                    None
-----------------------------------------------------------------------------------


ANNUAL FEES AND EXPENSES DEDUCTED FROM THE FUND'S ASSETS
(as a percentage of average net assets)


                            MANAGEMENT  DISTRIBUTION      OTHER
       SHARE CLASS             FEES     (12b-1) FEES  EXPENSES(1,2)  TOTAL(2)
-----------------------------------------------------------------------------
Class A shares                   0.50%         0.00%           %           %
-----------------------------------------------------------------------------
Class B shares                   0.50%         0.75%           %           %
-----------------------------------------------------------------------------
Class C shares                   0.50%         0.75%           %           %
-----------------------------------------------------------------------------
Class K shares                   0.50%         0.40%           %           %
-----------------------------------------------------------------------------
Institutional class shares       0.50%         0.00%           %           %
-----------------------------------------------------------------------------

Using these assumptions, the costs of investing in the Fund would be as shown in the table below. Your actual costs may be higher or lower than those reflected here.

If you SOLD ALL of your shares at the end of the periods shown, the costs of investing in the Fund would be:

                                                     1 YEAR      3 YEARS
------------------------------------------------------------------------
Class A shares                                        $          $
------------------------------------------------------------------------
Class B shares                                        $          $
------------------------------------------------------------------------
Class C shares                                        $          $
------------------------------------------------------------------------
Class K shares                                        $          $
------------------------------------------------------------------------
Institutional class shares                            $          $
------------------------------------------------------------------------

If you DID NOT SELL ANY of your shares at the end of the periods shown, the costs of investing in the Fund would be:

                                                     1 YEAR      3 YEARS
------------------------------------------------------------------------
Class A shares                                        $          $
------------------------------------------------------------------------
Class B shares                                        $          $
------------------------------------------------------------------------
Class C shares                                        $          $
------------------------------------------------------------------------
Class K shares                                        $          $
------------------------------------------------------------------------
Institutional class shares                            $          $
------------------------------------------------------------------------

ABOUT THE FUND                                                  PROSPECTUS   5

RISKS AND SPECIAL INVESTMENT TECHNIQUES

WE'VE ALREADY BRIEFLY DESCRIBED the principal risks of investing in The Fund. In this section of the prospectus, we describe the risks in more detail, as well as some of the special investment techniques the Fund's investment adviser expects to use for the Fund.


PRINCIPAL RISKS TO INVESTORS


DEBT RISKS


You could lose money in connection with the Fund's debt investments, or the Fund's performance could fall below that of other possible investments, if any of the following occur:

- interest rates rise, causing the market values of debt securities in the Fund to fall ("interest rate risk")


6  PROSPECTUS                        RISKS AND SPECIAL INVESTMENT TECHNIQUES

- the issuer of a debt security in the Fund defaults on its obligation to pay principal or interest, has its credit rating downgraded, or is perceived by the market to be less creditworthy ("credit risk")

- as a result of declining interest rates, the issuer of a security exercises its right to prepay principal, forcing the Fund to reinvest in lower-yielding securities ("prepayment risk")

- as a result of rising interest rates, the issuer of a security exercises its right to pay principal later than expected, which will lock in a below-market interest rate and reduce the value of the security ("extension risk")

- the investment adviser's judgment about the value or potential appreciation of a particular bond proves to be incorrect ("manager's selection risk").



Interest rate risk


The value of the debt obligations in the Fund may vary according to changes in interest rates. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Usually the price of bonds that must be repaid over longer time periods fluctuate more than shorter-term bonds. Some debt securities, such as zero coupon bonds, pay-in-kind securities (which make interest payments in additional securities) and mortgage-backed and asset-backed securities, may be more sensitive to interest rate changes than other bonds. If an instrument has a variable rate of interest and a change in the market rate occurs, there may be a delay before the coupon rate is affected, and this could adversely affect the Fund's performance.



Credit risk


Investors face the risk that the issuer of debt cannot pay interest or principal on the money owed. U.S. government securities are substantially protected from financial or credit risk since they are backed by the full faith and credit of the U.S. government. However, certain agency obligations, while of the highest credit quality, do not have this guarantee.

RISKS AND SPECIAL INVESTMENT TECHNIQUES                          PROSPECTUS  7

Prepayment and extension risk


There is also the possibility that a debt security could be repaid or "called" before the money is due, and that the proceeds could be invested at lower interest rates. Intermediate-term and long-term bonds commonly provide protection against this possibility, but mortgage-backed securities do not. Mortgage-backed securities are more sensitive to the risks of prepayment because they can be prepaid whenever their underlying collateral is prepaid. Conversely, extension risk is the possibility that in an environment of rising interest rates, expected prepayments will not be made, with the result that the security's life will become longer than anticipated. Typically, the security's value will drop when this occurs.



JUNK BOND RISK


Junk bonds are below investment grade bonds rated as Ba1 or BB+ and lower, and are also known as high-yield bonds. They may be issued by companies without a long track record of sales and earnings, or those with questionable credit strength. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality debt obligations are particularly susceptible to the risk of default or price changes because of changes in the issuer's creditworthiness. These securities may also be less liquid, making it more difficult for the Fund to dispose of them. To the extent the Fund's portfolio is more heavily weighted toward investment in investment grade securities of lower quality, similar issues arise.

Lower-quality debt can be particularly sensitive to changes in the economy, the financial situation of the issuer, or trouble in the issuer's industry. If the issuer defaults on the loan, the investor could face the additional cost of the effort to recover some or all of the money. When the economy is uncertain, the price of these securities could fluctuate more dramatically than the price of higher-rated debt. It may also be difficult for a Fund to sell these securities at the time it sees fit.

Junk bonds usually pay a higher interest rate than investment grade bonds, but also involve greater risks. You could lose money in connection with the Fund's investments in junk bonds, or the Fund's performance could fall below that of other possible investments, because junk bonds:

- are speculative and have a higher risk of default

- tend to react more to changes in interest rates than higher-rated securities

- tend to be less liquid, and may be more difficult to value

- are issued by entities whose ability to make principal and interest payments are more likely to be affected by changes in economic conditions or other circumstances.

8 PROSPECTUS                            RISKS AND SPECIAL INVESTMENT TECHNIQUES

DIVERSIFICATION RISK


In order to meet the Fund's investment objectives, the investment adviser must try to determine the proper mix of securities that will maximize the Fund's return. It may not properly ascertain the appropriate mix of securities for any particular economic cycle. Also, the timing of movements from one type of security to another could have a negative effect on the Fund's overall objective.

RISKS AND SPECIAL INVESTMENT TECHNIQUES                           PROSPECTUS  9

PORTFOLIO TURNOVER


Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.


SPECIAL INVESTMENT TECHNIQUES

BORROWING


The Fund may borrow money for temporary emergency purposes or to facilitate redemptions, or for other reasons as permitted by its investment policies.
If the Fund borrows for any purpose, it will segregate assets to cover its repayment obligation. The Investment Company Act of 1940 (the 1940
Act) limits borrowings to 33 1/3% of a mutual fund's total assets. The Fund may commit this or a lesser amount to borrowings, as set forth in the Statement of Additional Information.

 10 PROSPECTUS                           RISKS AND SPECIAL INVESTMENT TECHNIQUES

DOLLAR ROLL AND REVERSE REPURCHASE TRANSACTIONS


In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. The securities to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different mortgage pools. In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price. Whenever a Fund enters into a dollar roll or reverse repurchase transaction, it segregates assets -- typically U.S. government securities or liquid, unencumbered securities -- whose value equals or exceeds the value of the forward commitment or repurchase obligation on a daily basis.

Although dollar rolls and reverse repurchase agreements are considered leveraged transactions by the Securities and Exchange Commission, GIS believes that they do not present the risks associated with other types of leveraged transactions. The Securities and Exchange Commission also has taken the position that these transactions are borrowings within the meaning of the 1940 Act. See Borrowings, above.



RISKS AND SPECIAL INVESTMENT TECHNIQUES                           PROSPECTUS  11

FINANCIAL FUTURES CONTRACTS


The Fund may enter into financial futures contracts, in which the Fund agrees to buy or sell certain financial instruments on a specified future date based on a projected level of interest rates or the projected performance of a particular security index. If the Fund's investment adviser misjudges the direction of interest rates, markets or foreign exchange rates, the Fund's overall performance could suffer. The risk of loss could be far greater than the investment made, since a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact, favorable or unfavorable.


ILLIQUID SECURITIES AND EXEMPT COMMERCIAL PAPER


Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements which mature in more than seven days, certain variable rate master demand notes and over-the-counter options are treated as illiquid securities. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the Fund's ability to calculate its net asset value or manage its portfolio. The Statement of Additional Information sets out the upper limit for the Fund's investments in illiquid securities. The Securities and Exchange Commission currently limits investments in illiquid securities to 15% of net assets.

 12 PROSPECTUS                           RISKS AND SPECIAL INVESTMENT TECHNIQUES

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Funds as liquid. If the Fund's investment adviser determines that these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the Statement of Additional Information. Similarly, the Fund typically treats commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.



INVESTMENT GRADE SECURITIES


Investment grade securities are bonds or convertible preferred stock that nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group, rate as Aaa or AAA (the highest quality) to Baa or BBB.



MONEY MARKET INSTRUMENTS


From time to time, the Fund may invest a portion of its assets in money market instruments. These are short-term debt instruments, which are written promises to repay debt within a year. They include Treasury bills and certificates of deposit, and they are characterized by safety and liquidity, which means they are easily convertible into cash. Money market instruments may be used by the Fund for cash management or temporary defensive purposes.



OPTIONS


The Fund may purchase or sell options to buy or sell securities, indices of securities or financial futures contracts within a specified future period. The owner of an option has the right to buy or sell the underlying instrument at a set price, by a specified date in the future. The Fund may, but is not required to, use options to attempt to minimize the risk of the underlying investment. However, if the investment adviser misjudges the direction of the market for a security, a Fund could lose money by using options -- more money than it would have lost by investing directly in the security.




RISKS AND SPECIAL INVESTMENT TECHNIQUES                           PROSPECTUS  13

REPURCHASE AGREEMENTS

In a repurchase agreement transaction, a Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents and the collateral will be marked-to-market daily. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties.



SECURITIES LENDING


The Fund may lend its portfolio securities to securities dealers, banks and other institutional investors to earn additional income.

These transactions must be continuously secured by collateral, and the securities loaned must be marked-to-market daily. The Fund generally continues to receive all interest earned or dividends paid on the loaned securities, although lending fees may be paid to the borrower. The lending of portfolio securities is limited to 33 1/3% of the value of the Fund's total assets.



WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS


The Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security the Fund has purchased on a when-issued or delayed-delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment. The Fund engages in these transactions to acquire securities that are appropriate for its portfolio at favorable prices or yields. It does not engage in these transactions to speculate on interest rate changes.

 14 PROSPECTUS                           RISKS AND SPECIAL INVESTMENT TECHNIQUES

YANKEE SECURITIES


The Fund may invest in so-called Yankee securities. These are debt securities issued by non-U.S. corporate or government entities, but are denominated in U.S. dollars. Yankee securities trade and may be settled in U.S. markets.



ZERO COUPON BONDS


The Fund may invest in zero coupon bonds. These bonds do not pay interest but instead are sold at a deep discount relative to their face value, and become due only on maturity. Because zero coupon securities do not pay interest, they fluctuate in value more than other interest-bearing securities. When interest rates rise, the values of zero coupons fall more rapidly than securities paying interest on a current basis, because the zero coupons are locked into rates of reinvestment that become less attractive the further rates rise. The converse is true when interest rates fall.



OTHER

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objectives or regulatory and federal tax considerations.



CHANGES TO CERTAIN POLICIES


The Fund will normally invest at least 80% of its assets in investments suggested by its name, as described above. The Fund will provide 60 days' prior written notice to shareholders of a change to this non-fundamental policy.

RISKS AND SPECIAL INVESTMENT TECHNIQUES                           PROSPECTUS  15

FUND MANAGEMENT

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Trustees.



THE FUND'S INVESTMENT ADVISER


Guardian Investor Services LLC (GIS) is the investment adviser for the Fund. GIS is a Delaware limited liability company organized in 2001 as successor to Guardian Investor Services Corporation, a New York corporation organized in 1968. GIS is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a New York mutual insurance company. GIS is located at 7 Hanover Square, New York, New York 10004. GIS buys and sells securities, selects brokers to effect transactions, and negotiates brokerage fees for the Fund. GIS is the investment adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Fund's shares, the shares of other mutual funds and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (GIAC).


 16 PROSPECTUS                                                   FUND MANAGEMENT

The Fund pays an annual management fee to GIS of 0.50% of its average daily net assets.






FUND MANAGEMENT                                                PROSPECTUS   17

PORTFOLIO MANAGERS

Howard W. Chin serves as the portfolio manager of the Fund. He has been a Managing Director of Guardian Life since 1997. He also manages The Guardian Investment Quality Bond Fund and part of the fixed income assets of Guardian Life and fixed income assets for other Guardian subsidiaries. Before joining Guardian Life, he worked as vice president and senior mortgage strategist at Goldman Sachs & Co.

Mr. Chin is assisted by a team of investment professionals, including Robert Crimmins. Mr. Crimmins has been a Senior Director of Guardian Life since March, 2001. Mr. Crimmins joined Guardian Life in December, 1996 as Assistant Vice President.


 18 PROSPECTUS                                                   FUND MANAGEMENT

MANAGING YOUR ACCOUNT

12b-1 FEES


Applies to the Class B, Class C and Class K shares of the Fund.


The Fund has adopted a plan under Rule 12b-1 under the 1940 Act that permit shareholders to pay distribution fees for the sale and distribution of Class B, Class C and Class K shares. The Fund is authorized to pay a monthly fee at an annual rate of 0.75% of average daily net assets of the Fund's Class B or Class C shares and a monthly fee at an annual rate of 0.40% of average daily net assets of the Fund's Class K shares. This fee, called a 12b-1 fee, is paid as compensation for distribution-related services provided to that class of shares of the Fund. These fees are paid out of assets on an ongoing basis, so they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.


TYPES OF SHARES AVAILABLE

The Fund offers five types of shares: Class A, Class B, Class C, Class K and Institutional Class. For each class, expenses and sales charges vary. Based on the amount you plan to invest, and how long you plan to hold your shares, you select the class of shares that is best suited to you.



EXPENSES


There are two types of expenses related to mutual funds: expenses you pay directly (called a sales charge), and expenses that are deducted from fund assets.


EXPENSES YOU PAY DIRECTLY


There is a one-time fee that you may pay upon either purchase or sale of Class A, Class B, Class C or Class K shares. At purchase it is called an initial (or "front-end") sales charge; at sale, a deferred (or "back-end") sales charge. These charges cover our cost of selling the Fund to you. It doesn't cover any fee your broker or agent may charge for helping you buy the Fund.


EXPENSES YOU PAY THROUGH THE FUND


The costs of managing and administering the Fund are spread equally among shareholders of each class of shares. These operating costs cover such things as custody, auditing, administrative expenses, fees and expenses of Trustees, as well as the advisory fees of the Fund's investment adviser -- the people making informed investment decisions for your Fund.

Administrative expenses are for services such as providing office space, equipment and personnel, maintenance of shareholder accounts, responding to shareholder inquiries, assisting in the processing of shareholder transactions, and other services. The Fund pays GIS an administrative service fee for these services at an annual rate of 0.25% of average daily net assets in Class A, Class B, Class C and Class K shares.

MANAGING YOUR ACCOUNT                                             PROSPECTUS  19

CHOOSING A SHARE CLASS


You can choose from five share classes when you purchase the Fund: Class A, Class B, Class C, Class K or the Institutional Class, although Class K and the Institutional Class are available only to certain institutional investors or qualified retirement plans, such as 401(k) plans.

The different share classes have different expense structures. You should choose the cost structure that best meets your needs. Some factors to consider are: the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Fund in the future.

When you buy Class A shares, the sales charge is deducted from the amount you invest, unless you qualify for a sales charge waiver. This means that less money will be invested immediately. Class B, Class C and Class K shares do not have initial sales charges, but you may pay a deferred sales charge if you sell your shares, and you will have higher ongoing operating expenses than you would with Class A shares. You should also bear in mind that Class B shares automatically convert to Class A shares after approximately 8 years. Class C shares and Class K shares do not convert to another class.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of the Fund's expenses in the section called About the Fund. You should also consider the effects of any available sales charge waivers.

                                                   MAXIMUM
                          MINIMUM     MAXIMUM      INITIAL                     ANNUAL 12b-
                          PURCHASE    PURCHASE      SALES         MAXIMUM           1
                           AMOUNT      AMOUNT       CHARGE        CDSC(1)          FEE
-------------------------------------------------------------------------------------------
Class A                  $    1,000        None         4.50%        None(2)           None
-------------------------------------------------------------------------------------------
Class B                  $    1,000  $  250,000          None         3.00%,          0.75%
                                                                   declining
                                                                over 6 years
-------------------------------------------------------------------------------------------
Class C                  $    1,000  $1 million          None      1.00%, if          0.75%
                                                                  shares are
                                                                    redeemed
                                                               within 1 year
                                                                 of purchase
-------------------------------------------------------------------------------------------
Class K                  $    1,000        None          None      1.00%, if          0.40%
                                                                  shares are
                                                                    redeemed
                                                                   within 18
                                                                   months of
                                                                 purchase(3)
-------------------------------------------------------------------------------------------
Institutional Class      $3 million        None          None           None           None
-------------------------------------------------------------------------------------------

(1) The CDSC is imposed on the original purchase price of the shares or the current value of the shares you are selling, whichever is less. Reinvested dividends and capital gains, and amounts attributable to capital appreciation of your shares, are not subject to the CDSC.

(2) If you purchase $1 million of shares or more, and sell your shares within 18 months, you will pay a deferred sales charge of 1%, subject to waivers described in the Statement of Additional Information.

(3) Certain distributions will not be subject to the CDSC, such as the return of excess contributions, loans and required minimum distributions under the Internal Revenue Code of 1986. See the Statement of Additional Information for more information.
 20 PROSPECTUS                                             MANAGING YOUR ACCOUNT

CLASS A SHARES


When you buy Class A shares, you pay a sales charge at the time of your investment which is included in the offering price. This fee is deducted from the amount you invest, and the remainder of your money is used to buy shares in the Fund. You may qualify for a reduction of the initial sales charge based on the amount you invest. Please see the table below for details.

                                                                                CONCESSION
                       SALES CHARGE    SALES CHARGE      COMMISSION             TO DEALERS
 AMOUNT OF PURCHASE     AS A % OF      AS A % OF NET     AS A % OF              AS A % OF
      PAYMENT         OFFERING PRICE  AMOUNT INVESTED  OFFERING PRICE       OFFERING PRICE(3)
---------------------------------------------------------------------------------------------------
Less than $100,000             4.50%            4.71%           4.50%                         4.50%
---------------------------------------------------------------------------------------------------
$100,000 to $249,999           3.75%            3.90%           3.50%                         3.50%
---------------------------------------------------------------------------------------------------
$250,000 to $499,999           2.75%            2.83%           2.50%                         2.50%
---------------------------------------------------------------------------------------------------
$500,000 to $999,999           2.00%            2.04%           1.80%                         1.80%
---------------------------------------------------------------------------------------------------
$1,000,000 or
  more(1)                       None             None            None                Up to 1.00%(2)
---------------------------------------------------------------------------------------------------

(1) If you purchase $1 million worth of shares or more, you will pay no initial sales charge whatsoever. However, in this case, if you were to sell your shares within 18 months of purchase, you will pay a deferred sales charge of 1% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

(2) Based on amount of purchase payment.

(3) We may pay special compensation from time to time.

Class A share purchases are available without initial or deferred sales charge (applicable only for purchases over $1 million) to:

- Guardian Life, its subsidiaries, or any of their separate accounts

- present and retired directors, officers, employees, general agents and field representatives of Guardian Life or its subsidiaries

- directors, trustees, or officers of any open-end investment management company within the Guardian Fund complex

- trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of Guardian Life employees and officers named above

- present and retired directors, trustees, officers, partners and employees of broker-dealer firms that have written sales agreements with GIS

- spouses, parents, siblings, children and grandchildren of the individuals named above

- qualified retirement plans that invest $3 million in plan assets

- direct rollovers into a Park Avenue Portfolio IRA from a qualified retirement plan that is invested in The Park Avenue Portfolio

- any trust company or bank trust department exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial or similar capacity

MANAGING YOUR ACCOUNT                                             PROSPECTUS  21

- broker-dealers, financial institutions and registered investment advisers who offer fee-based "wrap account" programs and have entered into agreements with GIS.

In addition, employee benefit plans that cover at least 200 eligible participants may purchase Class A shares without any initial sales charge. However, a deferred sales charge will apply for these purchases over $1 million that are redeemed within 18 months, except as described in the Statement of Additional Information.



CLASS B SHARES

The sales charge on Class B shares is deferred until you sell your shares, and it decreases with length of ownership, until it declines to zero after six years. On the eighth anniversary of your purchase, your Class B shares will automatically be converted into Class A shares, which have lower operating costs. Because the initial sales charge for Class A shares decreases as the purchase amount increases, it is more cost effective for you to buy Class A shares if you are making a large purchase. For this reason, the recommended maximum purchase amount for Class B shares is $250,000.

                                      YOU'LL PAY A DEFERRED SALES CHARGE
                                   CALCULATED AS A % OF THE PURCHASE OR SALE
 IF YOU SELL YOUR SHARES DURING:         PRICE, WHICHEVER IS LESS, OF:
----------------------------------------------------------------------------
The first year                                                            3%
----------------------------------------------------------------------------
The second year                                                           3%
----------------------------------------------------------------------------
The third year                                                            2%
----------------------------------------------------------------------------
The fourth year                                                           2%
----------------------------------------------------------------------------
The fifth year                                                            1%
----------------------------------------------------------------------------
The sixth year                                                            1%
----------------------------------------------------------------------------
After the sixth year                                                    None
----------------------------------------------------------------------------

 22 PROSPECTUS                                             MANAGING YOUR ACCOUNT

Class B shares are also subject to a 12b-1 fee, and you could pay more in 12b-1 fees over time than the initial sales charges you would have paid if you purchased Class A shares.



CLASS C SHARES

The sales charge on Class C shares is deferred and will be charged if you redeem shares within one year of purchase. The deferred sales charge is 1% of the purchase or sale price of the shares, whichever is less.

Like Class B shares, Class C shares are subject to a 12b-1 fee. Unlike Class B shares, Class C shares do not convert to another class of shares after a period of time. This means that even if the deferred sales charge is not applicable, you could pay more in 12b-1 fees over time than the initial or deferred sales charges you would have paid if you had purchased Class A or Class B shares.



CLASS K SHARES


Class K shares are offered only through employee benefits plans (except a SIMPLE IRA, SEP or SARSEP plan). An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class K shares of the Fund are purchased by a fiduciary or administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The Fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

MANAGING YOUR ACCOUNT                                             PROSPECTUS  23

The procedures for buying, selling, exchanging and transferring other classes of shares and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class K shares.

The sales charge on Class K shares is deferred and will be charged if you redeem shares within 18 months of purchase. The deferred sales charge is 1% of the purchase or sale price of the shares, whichever is less. Certain distributions are not subject to the CDSC, such as the return of excess contributions, loans and required minimum distributions under the Internal Revenue Code of 1986. The Class K CDSC is waived for transfers within retirement plans administered by ExpertPlan, Inc. and for benefit responsive withdrawals, which are described in an appendix to the Statement of Additional Information.

Class K shares are subject to a 12b-1 fee but do not convert to another class of shares after a period of time. This means that even if the deferred sales charge is not applicable, you could pay more in 12b-1 fees over time than the initial or deferred sales charges you would have paid if you had purchased Class A shares.



INFORMATION ABOUT DEFERRED SALES CHARGES


When you place an order to sell Class B, Class C or Class K shares, you authorize us to redeem enough additional shares to cover the deferred sales charge. The sales charge is imposed on the original purchase price of the shares or the current value of the shares you are selling, whichever is less. Reinvested dividends and capital gains and amounts attributable to capital appreciation of your shares are not subject to a sales charge.

When you sell Class B, Class C or Class K shares, the deferred sales charge is calculated as if shares not subject to a sales charge are sold first. This means that the sales charge will be assessed at the lowest possible rate. You would first redeem the shares acquired through the reinvestment of dividends or capital gains distributions, which are not subject to a sales charge. You would next sell the shares you've owned the longest because they are subject to the lowest sales charge. For tax purposes, the amount of any deferred sales charge will reduce the capital gain you realize upon the sale of your shares, or increase your capital loss, as the case may be.

The deferred sales charge will be waived if you are exchanging your Class B, Class C or Class K shares for shares of the same class of another Fund within the Portfolio. The charge is also waived for a total or partial redemption within a year of the death of the shareholder.

 24 PROSPECTUS                                             MANAGING YOUR ACCOUNT

INSTITUTIONAL CLASS SHARES

You do not pay a sales charge of any kind on Institutional Class shares, and these shares do not have 12b-1 fees. As the name implies, they are intended for large institutional purchasers, such as pension funds. The minimum purchase is $3 million. As of the date of this prospectus, there are no Institutional Class shares outstanding.



MINIMUM PURCHASE AMOUNTS


CLASS A (INCLUDES INITIAL SALES CHARGE), CLASS B AND CLASS C
------------------------------------------------------------------------
Initial investment                                                $1,000
------------------------------------------------------------------------
Additional investments                                             $ 100
------------------------------------------------------------------------
Initial Individual Retirement Account or pension investment        $ 250
------------------------------------------------------------------------
Payroll Deduction Accounts (initial and additional
  investments)                                                     $  25
------------------------------------------------------------------------

CLASS K
------------------------------------------------------------------
Initial investment                                          $1,000
------------------------------------------------------------------
Additional investments                                  No minimum
------------------------------------------------------------------

INSTITUTIONAL CLASS
------------------------------------------------------------------
Initial investment                                      $3 million
------------------------------------------------------------------
Additional investments                                  No minimum
------------------------------------------------------------------

GIS can change these minimums at any time.

MANAGING YOUR ACCOUNT                                             PROSPECTUS  25

SHARE PRICE


The share price of the Fund is calculated each day that the New York Stock Exchange (NYSE) is open. The price is set at the close of regular trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current Net Asset Value (NAV) plus any sales charges that may apply.


The price you pay per share will be the next share price that is calculated after we receive your completed purchase order. For example, the price for a purchase order we receive before the close of trading on the NYSE will be the share price set that day. Purchase orders we receive after the close will be the share price set at the close of trading on the next day the NYSE is open. Where authorized, orders will be priced at the NAV next computed after receipt by certain third party intermediaries who act as agents of the Portfolio.

MAKING YOUR FIRST PURCHASE
To buy the Fund, you will need:
- payment for the purchase where applicable

- instructions for your investment
- a properly completed Park Avenue Portfolio application.

Your first purchase must be made through:

- registered representatives of Park Avenue Securities LLC

- registered representatives of other broker-dealer firms who are authorized to sell our Funds, or

- broker-dealers or other institutions who handle our Funds.

A registered representative is an employee of a broker-dealer who acts as an account executive for clients. Registered representatives provide advice on which securities to buy or sell and often receive a percentage of the commission income generated as a result.

We may from time to time, at our own expense, compensate our own registered representatives, certain dealers whose registered representatives have sold or are expected to sell substantial amounts of our Funds, and other financial institutions for administrative or marketing services. Broker-dealers may impose a transaction fee for purchases or sales of Fund shares.


FOLLOW-UP PURCHASES


You can make follow-up purchases through your broker or agent (who may charge for this) or directly through our transfer agent, National Financial Data Services ("NFDS") (1-800-343-0817).

 26 PROSPECTUS                                             MANAGING YOUR ACCOUNT

PURCHASES BY WIRE


You can make a purchase by wire through any bank that is a member of the Automated Clearing House. A fee may be charged for this service both by us and by the bank. The minimum wire purchase is $1,000 and must be sent to the following address:

  State Street Bank and Trust Company
  ABA Routing Number 0110-000-28
  Boston, MA 02101
  Attention: Guardian A/C 9904-713-6
  Name of your Fund:
  Account of: (your name)
  Your shareholder account number:

The share price for a wire order will be the public offering price first set after receipt of the funds.

All purchases for SIMPLE IRAs and qualified plans administered by State Street Bank and Trust Company and ExpertPlan, Inc. are made through payroll deduction or employer contribution.


PURCHASES BY TELEPHONE


You or your registered representative can place an order with us by phone by calling 1-800-343-0817 between 9:00 a.m. and 4:00 p.m. Eastern time on any business day.

In order for you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your Park Avenue Portfolio application. The funds will automatically be deducted from the bank account you have specified to us. The share price for a phone order will be the public offering price first set after we receive the funds (normally within two business days of the call).


PURCHASES BY MAIL


If you wish to make a purchase by mail, please send us your request in writing, along with a void check from your bank account. Make checks payable to The Park Avenue Portfolio. We do not accept money orders or third-party checks endorsed to us. Certain bank checks will be accepted.

Guardian Investor Services LLC and the Fund reserve the right to reject any purchase order and to suspend the offering of the Fund's shares. We may charge a fee for bounced checks, stop payment orders and similar items.

MANAGING YOUR ACCOUNT                                             PROSPECTUS  27

PURCHASES OVER THE INTERNET


If you are already a customer, you can place an order with us over the Internet. Internet purchases have the same minimum purchase amount requirements as other purchase options, but are subject to a maximum of $49,999.

In order for you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your Park Avenue Portfolio application. The funds will automatically be deducted from the bank account you have specified to us. The share price for an Internet order will be the public offering price first set after we receive the funds (normally within two business days of the order).


THE PORTFOLIO AGENT


We have appointed several authorized broker-dealers to act as our portfolio agent. A purchase order is deemed to have been received by us when one of these authorized firms receives it.

 28 PROSPECTUS                                             MANAGING YOUR ACCOUNT

----------------------------------
PAYMENTS OR
SALES REQUESTS
We may postpone payments or
suspend sales requests:

- when the New York Stock
 Exchange is closed other than
 for a weekend or holiday

- when trading on the NYSE is
 restricted

- when an emergency makes it
 impractical for us to sell assets
 or calculate share prices, or

- when the Securities and
 Exchange Commission permits
 because, for example,
 simultaneous requests for sales
 or exchanges are so large that it
 would significantly alter our
 share price



HOW TO SELL SHARES

Fund share prices fluctuate from day to day, so when you decide to sell your shares, their value may be higher or lower than when you bought them. The share price you receive will be the next share price that is calculated after we receive your completed request to sell. If you're selling Class A, Class B, Class C or Class K shares, we will deduct any deferred sales charge from the proceeds of the sale or sell additional shares to cover the charge.

You can arrange to sell your shares in writing, over the telephone, over the Internet or through a broker-dealer. You can also arrange to receive the proceeds of the sale by wire. Those shares that are held in certificate form or qualified plan accounts may be sold only by written request.

Normally, we will send payment within three business days from when we receive your request to sell, and in any event, we will make payment within seven days after we receive your request to sell. However, we may delay sending sales proceeds until payment for recent purchases has cleared. This could take up to 15 days from the purchase date.

While redemptions will generally be made in cash, under certain circumstances they may be made entirely or partly in readily marketable securities or other non-cash assets. This could happen if the Trustees determine that orderly liquidation of the Fund's securities is impractical, or if cash payment would adversely affect the remaining shareholders.



SELLING BY MAIL


If you wish, you can send us a written request to sell your shares. If you have been issued certificates for the shares you are selling, you must include them and be sure that you have endorsed them.

If you are sending your request to sell shares by regular U.S. mail, use the following address:

  National Financial Data Services
  (name of your Guardian Fund)
  P.O. Box 219611
  Kansas City, MO 64121-9611

If you are using registered, certified or express mail use this address:

  National Financial Data Services
  (name of your Guardian Fund)
  330 W. 9th Street
  Kansas City, MO 64105-2112

MANAGING YOUR ACCOUNT                                             PROSPECTUS  29

----------------------------------
SIGNATURE
GUARANTEES
Generally, you will need a
guaranteed signature if:

- your request is for $50,000
 or more

- the shareholder is not a natural
 person

- the proceeds are to be made
 payable to someone other than
 the account holder

- the proceeds are to be mailed to
 an address other than that
 specified on your account
 records, or you recently
 changed your account records
 to show a different address

- your request is made in writing
 (for SIMPLE IRAs and
 qualified retirement plans
 administered by State Street
 Bank and Trust Company)

For SIMPLE IRAs where State Street Bank and Trust Company is custodian:

Regular U.S. mail:

  The Park Avenue Portfolio-SIMPLE IRA Administration
  c/o Defined Contribution Services
  P.O. Box 8397
  Boston, MA 02266


For qualified retirement plans administered by State Street Bank and Trust
Company:

Regular U.S. mail:


  The Park Avenue Portfolio-401(k) Administration
  c/o Defined Contribution Services
  P.O. Box 8396
  Boston, MA 02266

For SIMPLE IRAs or qualified retirement plans administered by State Street Bank and Trust Company, via certified, registered or overnight mail:


  The Park Avenue Portfolio
  c/o BFDS-Defined Contribution Services
  500 Victory Road
  Quincy, MA 02171

For qualified plans administered by ExpertPlan, Inc.:


Regular U.S. mail:


  MCB Trust Services
  Attn: TPA #000111
  P.O. Box 46546
  Denver, CO 80201

Certified registered or
overnight mail:


  MCB Trust Services
  Attn: TPA #000111
  700 17th Street
  Suite 300
  Denver, CO 80202

Under certain circumstances, your written request must be accompanied by a guaranteed signature, which is available from most banks, credit unions or other financial institutions and from most broker-dealer firms (see accompanying note). A guaranteed signature cannot be obtained from a notary public.

 30 PROSPECTUS                                             MANAGING YOUR ACCOUNT

SELLING BY PHONE


For sales requests of $1,000 up to $49,999, or to close out your account when the balance is less than $50,000, you may call 1-800-343-0817 between 9:00 a.m. and 4:00 p.m. Eastern time on any business day. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian may call 1-866-PAP-SMPL. Participants in qualified retirement plans administered through State Street Bank and Trust Company may call 1-866-PAP-401K. Participants in qualified retirement plans administered though ExpertPlan, Inc. may call 866-468-4015. Requests received after 4:00 p.m. Eastern time on any business day will be processed on the next business day.

You will automatically be authorized to sell shares by telephone, unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. If the sale proceeds will be sent to the name and address in our records, you may sell shares by phone simply by calling us, unless the address of record was recently changed. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have this privilege unless their employer elects otherwise.

You may not use this service for accounts for which share certificates have been issued.

You may give up some security if you accept the telephone selling privilege. Over the phone, we require specific information about your account, as well as other identifying information. We will accept a sales request from any caller who can provide this information. You risk possible loss if someone gives us unauthorized or fraudulent instructions for your account. If we follow reasonable security procedures, we're not responsible if a loss occurs.

We have the right to change or withdraw the telephone selling privilege at any time upon 7 days' notice to shareholders.



SELLING OVER THE INTERNET


For certain sales requests of $1,000 up to $49,999, you may use our Internet site, www.parkavenueportfolio.com. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian or in qualified retirement plans administered through State Street Bank and Trust Company may also use www.parkavenueportfolio.com. Participants in a qualified plan administered through ExpertPlan, Inc. may use www.expertplan.parkave401k.jsp. Requests received after 4:00 p.m. Eastern time on any business day will be processed on the next business day. The price per share you receive will be the next price calculated after we receive your Internet sale order.

You will automatically be authorized to sell shares via the Internet, unless you indicate otherwise on your application. If you did not have

MANAGING YOUR ACCOUNT                                             PROSPECTUS  31
this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have this privilege unless their employer elects otherwise.

You may not use this service for accounts for which share certificates have been issued. You may not use the Internet if you are closing your account.

You may give up some security if you accept the Internet selling privilege. We require specific information about your account, including a PIN number, and we may require other identifying information. We will accept a sales request from any person who can provide this information. You risk possible loss if someone gives us unauthorized or fraudulent instructions for your account. If we follow reasonable security procedures, we're not responsible if a loss occurs.

We have the right to change or withdraw the Internet selling privilege at any time.



RECEIVING YOUR MONEY BY WIRE


We can wire proceeds to your bank account if you fill out the authorization on our application or a Shareholder Privilege form (with signature guarantees). The minimum amount for this service is $1,000 or the entire balance of your Fund account, if it is less. Your bank must be a member of the Automated Clearing House. Any fees for this service will be deducted from the proceeds. When required, applicable taxes are withheld from the proceeds.


 32 PROSPECTUS                                             MANAGING YOUR ACCOUNT

REPURCHASES BY BROKER-DEALER FIRMS

Broker-dealers who sell our shares are authorized to buy back shares from you if you wish to sell. The share price you receive is the next price calculated after the broker-dealer receives your request. The broker-dealers may charge a fee for repurchases. A broker-dealer's offer to repurchase may be suspended or discontinued at any time.



MINIMUM ACCOUNT BALANCE


We may close your account if it falls below $1,000 for any reason other than market factors. However, you will be given 30 days notice to increase the amount in your account before it is closed. Minimum balance requirements don't apply to:

- automatic investment plan

- dollar cost averaging program

- qualified retirement plans

- payroll deduction plans.



REINSTATEMENT PRIVILEGE


If you redeem Fund shares, you are allowed to reinvest as much as the redemption amount at NAV. Shareholders who wish to reinstate Class B, Class C or Class K shares will receive pro rata credit for any deferred sales charge paid in connection with the redemption of those shares. You must contact NFDS to do this. The reinstatement privilege can be used by a shareholder only once, and the reinvestment must be effected within 30 days of the redemption date. Reinstatement may affect the taxable gain or loss you realized when you sold your shares. This privilege does not apply to SIMPLE IRAs or qualified retirement plans administered through State Street Bank and Trust Company or ExpertPlan, Inc.



SPECIAL PURCHASE AND SALE PLANS


Special purchase and sale plans we offer for the Funds are briefly described below. If you would like more information about them, please call us at 1-800-343-0817.

We reserve the right to modify, end or charge for these plans at any time.

These programs do not assure a profit or prevent any loss in your Fund investment.



AUTOMATIC INVESTMENT PLAN


If you participate in this plan, we will automatically withdraw a specified amount from your bank account for investment in the Fund. You must make an initial investment of at least $50. Thereafter, the minimum investment is $100. You must invest at least $1,000 in each 12-month period.

MANAGING YOUR ACCOUNT                                             PROSPECTUS  33

In order to participate you must complete the appropriate section of your application or Shareholder Privilege form. Also, your bank must be a member of the Automated Clearing House.

You can opt out of the plan at any time by notifying us, but it may take up to 15 days for us to stop withdrawals from your account. If at any time there are insufficient funds in your account to cover the withdrawal, we will terminate the plan.



RIGHTS OF ACCUMULATION


To reduce your initial sales charge, you can combine proposed Class A purchases with your current holdings in the Fund and the other mutual funds in the Park Avenue Portfolio. You can also include shares held by your spouse and minor children. However, you may not include shares that are not subject to a sales charge. Specifically, initial sales charges are paid on Class A shares of each fund (except The Guardian Cash Management Fund (the "Cash Fund")) and Class B, Class C and Class K shares are subject to a contingent deferred sales charge, so these shares may be included unless the sales charges have been waived. Cash Fund purchases, Institutional Class shares, and shares purchased through the reinvestment of dividends or distributions may not be included. Simply notify us or NFDS that your purchase will qualify for a reduction in the sales charge and provide the names and account numbers of the family members whose holdings are to be included.



AUTOMATIC WITHDRAWAL PLAN


If you own at least $1,000 worth of shares in the Fund, you can arrange to withdraw a specific amount monthly, quarterly, semi-annually or annually. The minimum withdrawal is $100. These minimums do not apply to SIMPLE IRAs or qualified retirement plans administered by State Street Bank and Trust Company or ExpertPlan, Inc. You may establish the automatic withdrawal privilege over the telephone or the Internet only if the proceeds will be paid directly to the name and address in our records. For payment to a bank account, the bank account must have the same name and address as in our records. Simply submit your request for withdrawals to your bank account in writing (no signature guarantee required), along with a voided check or bank deposit ticket. To pay another party or mail the proceeds to an address other than the address in our records, a signature guaranteed written request or Shareholder Privilege form is required. You must apply at least 30 days before the first payment date. To end withdrawals, give us notice at any time. Please note that taxable gains or losses may be realized when shares are automatically withdrawn.

If you're making an automatic withdrawal of proceeds of Class B, Class C or Class K shares, no contingent deferred sales charge will be

 34 PROSPECTUS                                             MANAGING YOUR ACCOUNT

OUR RIGHT TO REJECT PURCHASE ORDERS AND EXCHANGE REQUESTS


Exchanges are meant for investment purposes only. The Fund is not designed for professional market timing or for programmed or frequent exchanges, because this type of activity can have a disruptive effect on the Fund and can be detrimental to shareholders.


We have the right to:


- reject or restrict purchase orders or requests


- limit the number of exchanges permitted within a specified period of time

If we reject an exchange, we will not process either the sale or purchase side of the exchange request.

imposed, as long as you do not withdraw annually more than 10% of the account value as of the time when you set up the account plan.

It may not be advantageous to buy additional shares at the same time that you're making automatic withdrawals because of tax liabilities and sales charges. Any charges made by NFDS to operate an automatic withdrawal plan will be assessed against your accounts when each withdrawal is made.



INVESTMENT BY LETTER OF INTENT


An investor who intends to invest $100,000 or more over a 13-month period can reduce the initial sales charge on each intended purchase of Class A shares by completing the letter of intent item on The Park Avenue Portfolio application or Shareholder Privilege form. The sales charge for each purchase will be at the reduced rate that would apply if the investment were made at one time. You can include holdings held by your spouse and minor children. However, you cannot include shares that are not subject to a sales charge, such as Cash Fund shares or shares purchased through the reinvestment of dividends and distributions. A letter of intent is not available for SIMPLE IRAs or qualified retirement plans administered by State Street Bank and Trust Company or ExpertPlan, Inc.

If you complete a letter of intent within 90 days of a prior purchase of one of the Funds (other than The Guardian Cash Management Fund), that purchase may be included under the letter of intent. In this case, an appropriate adjustment, if any, will be made for any sales charge you paid in connection with the prior purchase, based on the current NAV.

The letter of intent does not bind the shareholder to buy the entire intended amount. However, NFDS will escrow shares valued at 5% of the intended investment to assure payment of additional sales charges if the intended purchases are not made and the shareholder fails to pay the additional sales charge within 20 days after NFDS requests payment.



HOW TO EXCHANGE SHARES


You can exchange shares of one Fund in The Park Avenue Portfolio for shares of another, provided they are of the same class. You won't have to pay an initial sales charge, except when Class A shares of The Guardian Cash Management Fund are exchanged for Class A shares of other Funds in The Park Avenue Portfolio.

The share prices used for the exchange will be the next share price calculated after we receive your exchange request.

MANAGING YOUR ACCOUNT                                             PROSPECTUS  35

Should you sell your shares at any point after an exchange, any deferred sales charge will be calculated from the date of the initial purchase, not the date of exchange. FOR TAX PURPOSES, AN EXCHANGE IS THE SAME AS A SALE, SO TAXABLE GAINS OR LOSSES MAY BE REALIZED.

You can request an exchange by mail, by telephone, via the Internet or through your registered representative, as you would with any purchase or sale (brokers may charge for this). You will automatically have telephone and Internet sale privileges unless you decline the privilege in the appropriate section of our application. The minimum telephone or Internet exchange is $500 and Internet exchanges must be less than $1 million. Telephone and Internet exchanges have the same security rules as telephone and Internet withdrawals. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have these privileges unless their employer elects otherwise. The minimum telephone exchange is waived for SIMPLE IRA participants.

If you have certificates for your shares, you must endorse them and return them to us before we can complete an exchange.

We have the right to change or end exchange privileges at any time, with at least 60 days' notice, if required by the Securities and Exchange Commission.



DOLLAR COST AVERAGING


You can arrange to have amounts of $100 or more automatically exchanged among our Funds on a monthly or quarterly basis. Shares must be of the same class and:

- you must have a minimum balance of $1,000 in both the originating and receiving Funds, or

- you must have a minimum balance of $5,000 in the originating Fund.

This type of periodic investing does not guarantee a profit or protect you against loss in a declining market.

Dollar cost averaging transactions are subject to the same rules and considerations as other exchanges, including tax consequences.



CALCULATION OF NET ASSET VALUES


Net asset values (NAV) for all Funds in The Park Avenue Portfolio are determined each day the New York Stock Exchange is open, as of 4:00 p.m. Eastern time or the close of regular trading on the NYSE, whichever is earlier. Each Fund's NAV consists of its total assets, less liabilities (including daily expenses), divided by the total number of shares outstanding. Each Fund values its assets at current market prices when market prices are readily available. All investments made by the International and Emerging Markets Funds, as well as investments by other Funds in foreign securities, are valued daily in U.S. dollars based on current exchange rates. Securities that are primarily listed on foreign stock exchanges may trade on days when the Funds do not price their shares. Accordingly, the NAV of Funds investing in such securities may change on days when you cannot purchase or sell shares.

 36 PROSPECTUS                                             MANAGING YOUR ACCOUNT

If market prices for Fund assets are not readily available, assets are valued at "fair value" as determined in good faith by, or under the direction of, the Portfolio's Board of Trustees. In addition, market prices for foreign securities are not determined at the same time of day as the NAVs for the Funds that hold these securities. If events materially affecting the value of a Fund's securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities may be valued at fair value.


MANAGING YOUR ACCOUNT                                             PROSPECTUS  37

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes any net investment income to shareholders once a month.


THE DIFFERENCE BETWEEN THE PURCHASE AND SALE PRICE OF AN ASSET IS REFERRED TO AS A CAPITAL GAIN OR LOSS. THE FUND WILL HAVE NET CAPITAL GAINS IF ITS CAPITAL GAINS ON SALES OF PORTFOLIO SECURITIES EXCEED CAPITAL LOSSES.

We determine the Fund's net investment income by subtracting expenses from any interest and dividend income the Fund has earned. Then we distribute the net realized capital gains and net investment income to you. These distributions are made at least once a year.

The Fund pays its dividends and other distributions in the form of additional shares, unless you request payment in cash. If you do wish to receive dividends and other distributions in cash, simply complete the appropriate section of our application or Shareholder Privilege form, or speak to your registered representative. Dividends and distributions of less than $10 will automatically be reinvested in shares. Dividends and distributions will reflect gains and income that accrue from the next business day after you purchase shares.

 38 PROSPECTUS                                       DIVIDENDS AND DISTRIBUTIONS

TAXES

EACH OF OUR FUNDS IS CONSIDERED A SEPARATE ENTITY FOR ACCOUNTING AND FEDERAL INCOME TAX PURPOSES.



TAXES ON THE SALE OF SHARES


Any sale or exchange of Fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem any of your shares, whether it be an outright redemption or through an exchange into another Fund of The Park Avenue Portfolio, you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.) The conversion of Class B shares to Class A shares is not a taxable event for federal income tax purposes.



TAXES ON DISTRIBUTIONS FROM THE FUNDS


The following summary does not apply to:

- qualified retirement accounts (because tax is deferred until you withdraw your money)

- tax-exempt investors, or

- exempt-interest distributions from The Guardian Tax-Exempt Fund

The Fund intends to make distributions that will be taxed as ordinary income or capital gains. Dividends and capital gains distributions from the Fund are taxable whether you receive them in cash or as additional shares in the Fund. If we declare dividends in October, November or December, you will be taxed for them in the year in which we declared them, as long as we pay them out to you on or before January 31 of the following calendar year. Dividends paid from net investment income and short-term capital gains distributions are taxable to you as ordinary income.

Dividends paid by the Fund are not expected to be eligible for the corporate dividends received deduction.

Long-term capital gains distributions are taxable to individuals generally at a maximum federal income tax rate of 20%. The determination as to whether a capital gain distribution is short-term or long-term is based on how long the Fund held the securities, not how long you held your shares in the Fund. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares sold or exchanged. The dividends that represent distributions of interest on U.S. government securities may be exempt from state and local income taxes.

TAXES                                                             PROSPECTUS  39

If you buy your shares any time before or on the record date, you are entitled to receive the distribution, which may be subject to income taxes. You may want to avoid buying shares of the Fund shortly before the Fund pays a dividend because if you buy shares when the Fund has realized, but not yet distributed, ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. See Dividends and Distributions.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Fund must withhold 30% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

The tax status of the dividends and distributions for each calendar year will be detailed in your annual tax statement from the Fund. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More tax information is provided in the Statement of Additional Information.

You should also consult with your own tax adviser regarding all tax consequences applicable to your investments in the Fund.



  40 PROSPECTUS                                                            TAXES

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of the Tax-Exempt Fund generally will not be deductible for federal income tax purposes. If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount. We also recommend that corporations consult their tax advisers about the implications of holding these shares.

TAXES                                                            PROSPECTUS  41

FINANCIAL HIGHLIGHTS

Because the Fund is new, there is no financial highlights information for the Fund as of the date of this Prospectus.








  42 PROSPECTUS                                             FINANCIAL HIGHLIGHTS

CUSTODIAN

State Street Bank and Trust Company
Custody Division
1776 Heritage Drive
North Quincy, Massachusetts 02171



TRANSFER AND DIVIDEND PAYING AGENT


National Financial Data Services (NFDS) is our transfer and dividend paying agent. NFDS is an affiliate of State Street Bank and Trust Company.

WHERE TO GET MORE INFORMATION



FOR PROSPECTIVE INVESTORS:

Guardian Investor Services LLC(SM) (GIS)

1-800-221-3253



GIS'S EXECUTIVE OFFICE:

7 Hanover Square

New York, New York 10004



GIS'S ADMINISTRATIVE OFFICE:

P.O. Box 26205

Lehigh Valley, Pennsylvania 18002-6205



FOR EXISTING SHAREHOLDERS:

National Financial Data Services (NFDS)

1-800-343-0817



NFDS'S FIRST CLASS MAIL ADDRESS:

P.O. Box 219611

Kansas City, Missouri 64121-9611



NFDS'S EXPRESS, REGISTERED AND CERTIFIED MAIL ADDRESS:

330 W. 9th Street

Kansas City, Missouri 64105-2112



FOR MORE DETAILED INFORMATION:


Additional information about the Fund is available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the past fiscal year. If more than one member of the same household owns shares of the Fund, only one copy of each shareholder report and prospectus will be mailed to that address, unless you instruct us otherwise. Because the Fund is new, there is no current annual and/or semi-annual report to shareholders of the Fund.

The Fund's Statement of Additional Information contains additional information about the Fund and has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102.

1940 Act File No. 811-5641

THE PARK AVENUE PORTFOLIO(R)

The Guardian Low Duration Bond Fund(SM)

STATEMENT OF ADDITIONAL INFORMATION DATED          , 2003

This Statement of Additional Information contains information about The Guardian Low Duration Bond Fund (the "Fund"), one of the series of The Park Avenue Portfolio. This Statement of Additional Information is not a prospectus, but
should be read in conjunction with the Prospectus for the Fund dated          ,
2003. Much of the information contained herein expands upon subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus. A free copy of the Prospectus may be obtained by writing to Guardian Investor Services LLC, 7 Hanover Square, New York, New York 10004 or by telephoning (800) 221-3253. This Statement of Additional Information has been incorporated by reference into the Prospectus. Please retain this document for future reference. The Guardian Low Duration Bond Fund(SM) is one of thirteen funds in The Park Avenue Portfolio(R). The other funds, designated The Guardian Park Avenue Fund(SM), The Guardian UBS Large Cap Value Fund(SM), The Guardian Park Avenue Small Cap Fund(SM), The Guardian UBS Small Cap Value Fund(SM), The Guardian Asset Allocation Fund(SM), The Guardian S&P 500 Index Fund(SM), The Guardian Baillie Gifford International Fund(SM), The Guardian Baillie Gifford Emerging Markets Fund(SM), The Guardian Investment Quality Bond Fund(SM), The Guardian High Yield Bond Fund(SM), The Guardian Tax-Exempt Fund(SM), and The Guardian Cash Management Fund(SM), are offered by a separate prospectus dated May 1, 2003.

The terms used in this Statement of Additional Information are the same as defined in the Prospectus for the Fund.

TABLE OF CONTENTS

                                              PAGE
                                              ----
Organization of the Portfolio...............   B-2
Investment Restrictions.....................   B-2
Investment Objectives and Policies..........   B-5
Special Investment Techniques...............   B-8
Investment Adviser and Distributor.........   B-16
Portfolio Transactions and Brokerage........  B-23
Net Asset Value.............................  B-25
Redemption of Shares........................  B-26
Performance Results.........................  B-26
Portfolio Management........................  B-30
Portfolio Affiliates and Principal
  Holders of Fund Shares....................  B-36
Taxes.......................................  B-37
Shareholder Rights..........................  B-39
Trustee Liability...........................  B-39
Custodian...................................  B-40
Transfer Agent..............................  B-40
Legal Opinions..............................  B-40
Independent Auditors........................  B-40
Appendix A..................................  B-41
Appendix B..................................  B-45

The Guardian, Guardian Investor Services LLC, The Park Avenue Portfolio, The Guardian Low Duration Bond Fund are servicemarks owned by The Guardian Life Insurance Company of America.

EB-013284   5/03

STATEMENT OF ADDITIONAL INFORMATION                                        B-1

ORGANIZATION OF THE PORTFOLIO
The Fund is a series of The Park Avenue Portfolio (the "Portfolio"). The Portfolio was organized on January 12, 1993 as a Massachusetts business trust. The Portfolio is an open-end, management investment company. Each of the Funds within the Portfolio is "diversified", as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that a diversified Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities and securities of other investment companies) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the total assets of the Fund.

INVESTMENT RESTRICTIONS
In addition to the restrictions described in the section of the Prospectus entitled "Special Investment Techniques," the Fund has adopted certain fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Fund means the lesser of the vote of: (1) 67% of the voting securities of the Fund at a meeting where more than 50% of the outstanding voting securities are present in person or by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

The remaining restrictions are non-fundamental and may be amended by the Board of Trustees without a shareholder vote.

All percentage restrictions on investments apply only when an investment is made. If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond a specified percentage limit that results from a relative change in value or from a change in the Fund's total assets will not constitute a violation of the applicable investment restriction.



B-2                                                    THE PARK AVENUE PORTFOLIO

THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS PROVIDE THAT THE FUND MAY NOT:

 1. Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act;

 2. Borrow money or pledge its assets, except that the Fund may (i) borrow for temporary or emergency needs, and engage in reverse repurchase agreements, mortgage dollar rolls or other transactions which may involve a borrowing from banks or other persons, provided that the aggregate amount involved in all such transactions shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; (ii) obtain such short-term credit as may be necessary for the clearance of transactions in portfolio securities; and (iii) purchase securities on margin to the extent permitted by applicable law;

 3. Make loans to other persons except (i) loans of portfolio securities and entry into repurchase agreements to the extent permitted under applicable law, and (ii) to the extent that the purchase of debt obligations in which the Fund may invest, consistent with its investment objectives and policies, may be deemed to be loans;

 4. Purchase any securities other than the obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry or group of industries;


STATEMENT OF ADDITIONAL INFORMATION                                         B-3

 5. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of portfolio securities;

 6. Purchase or sell commodities or commodity contracts, except to the extent permitted under applicable law without registration as a commodity pool operator under the Commodity Exchange Act (or any comparable registration under successor legislation);

 7. Purchase, hold, sell or deal in real estate, although the Fund may (i) purchase and sell securities that are secured by real estate or interests therein, (ii) purchase and sell securities of issuers that engage in real estate operations, as well as real estate investment trusts and mortgage-related securities, and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities; and

 8. Issue any senior securities to the extent such issuance would violate applicable law.

THE FOLLOWING NON-FUNDAMENTAL RESTRICTIONS, WHICH COULD BE CHANGED BY THE BOARD OF TRUSTEES WITHOUT SHAREHOLDER APPROVAL, PROVIDE THAT THE HIGH YIELD FUND AND THE LOW DURATION BOND FUND MAY NOT:

 1. Invest in (i) securities which at the time of such investment are not readily marketable, (ii) securities restricted as to resale or other disposition, or (iii) repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets (taken at current value), or such other percentage provided by applicable law, would then be invested in the aggregate in securities described in (i), (ii), and
    (iii) above. This restriction shall not apply to securities which the Board of Trustees of the Fund has determined to be liquid pursuant to applicable law;

 2. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law; and

 3. Purchase securities for the purpose of exercising control over another company.


B-4                                                  THE PARK AVENUE PORTFOLIO

The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its assets in investments suggested by the Fund's name as described in the prospectus.

INVESTMENT OBJECTIVES AND POLICIES
The following information supplements the information contained in the Prospectus section entitled "Risks and special investment techniques."


STATEMENT OF ADDITIONAL INFORMATION                                         B-5

The Fund may purchase mortgage-backed securities, such as collateralized mortgage obligations ("CMOs") and mortgage pass-throughs.

A mortgage pass-through is collateralized by a pool of mortgages that have a common coupon rate (i.e., interest rate) and maturity. The holders of a particular mortgage pass-through share the rights to receive interest and principal payments from the underlying pool of mortgages, net of servicing fees, as payment for debt service on the pass-through. CMOs are collateralized by pooled mortgage loans that may not share coupon rate and maturity characteristics, and are sold as multi-class bonds. CMO classes have different interests in the stream of interest and principal payments from the underlying pool of mortgages. Hence, the classes are typically paid sequentially according to the payment structure of the CMO. CMOs may be issued or guaranteed by the U.S. government and its agencies or instrumentalities, or by private entities.

Payments of principal and interest on the mortgage obligations underlying CMOs are not passed through directly to the holders. Rather, they are made to an independent trustee created specifically for the allocation of such interest and principal payments because CMOs are frequently issued in a variety of classes or series which are designed to be retired sequentially as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of obligations next scheduled to mature generally will be paid down first. Thus, even if the issuer does not supply additional collateral, there will be sufficient collateral to secure the obligations which remain outstanding. A mortgage pass-through, on the other hand, is secured by a pool of mortgages with common characteristics, so it will not have the class structure associated with CMOs. For this reason, payments of principal and interest on the underlying mortgages can be passed-through to all holders of the mortgage pass-through. And, all such holders will share the same pre-payment risk.

Mortgage-backed securities issued by the Government National Mortgage Association ("GNMA") are backed by the full faith and credit of the U.S. government. Privately owned, government sponsored agencies like the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") issue their own guarantees for interest and principal payments on the mortgage-backed securities and other obligations they issue. These guarantees are supported only by the issuer's credit or the issuer's right to borrow from the U.S. Treasury. Accordingly, such investments may involve a greater risk of loss of principal and interest than other U.S. government securities since the Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.

Privately issued mortgage-backed securities purchased by the Fund must be fully collateralized by GNMA certificates, other government mortgage-backed securities, or by whole loans. Whole loans are securitized mortgage pools backed by fixed or adjustable rate mortgages originated by private institutions.

Mortgage-backed securities may be more sensitive to interest rate changes than conventional bonds which can result in greater price volatility. Because the collateral underlying mortgage-backed securities may be prepaid at any time, mortgage-backed securities are also subject to greater prepayment risks than conventional bonds. Accelerated prepayments of mortgage-backed securities purchased at a premium impose a risk of loss of principal because the premium may not have been fully amortized when the principal is repaid. Prepayments tend to accelerate when interest rates decline, so prepaid mortgage-backed security proceeds are then likely to be reinvested at lower interest rates.

Many factors affect the frequency of unscheduled prepayments or refinancings of the underlying mortgages, including interest rate changes, economic conditions, the ages of the mortgages and locations of the mortgaged properties. Prepayments on mortgage obligations tend to occur more frequently after interest rates generally have declined. The return provided to the Fund will be lower if the proceeds of prepaid mortgage-backed securities are reinvested in securities that provide lower coupons. In addition, the Fund may suffer losses on prepaid obligations which were acquired at a premium.


B-6                                                    THE PARK AVENUE PORTFOLIO

When interest rates are rising, mortgage-backed securities may suffer price declines, particularly if their durations extend because mortgage prepayments or refinancings slow down. Securities that have lost value will have an adverse impact on the Fund's total return.

Stripped mortgage securities are another type of mortgage-backed security. Stripped mortgage securities are created by separating the interest and principal payments generated by a pool of mortgage-backed bonds to create two classes of securities. Generally, one class receives only interest payments
(IOs) and one principal payments (POs). IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments. They are very volatile in price and may have lower liquidity than most mortgage-backed securities. Certain CMOs may also exhibit these qualities, especially those which pay variable rates of interest which adjust inversely with and more rapidly than short-term interest rates. The Portfolio's Board of Trustees has adopted procedures for use by GIS, the investment adviser to the Fund, to ascertain the liquidity and fair value of its investments, including its mortgage-backed securities holdings. There is no guarantee that the Fund's investments in CMOs, IOs or POs will be successful, and the Fund's total return could be adversely affected as a result.

The Fund may also invest in asset-backed securities. Asset-backed securities, which are structured similarly to mortgage-backed securities, are collateralized by interests in pools of loans, receivables or other obligations originated by single or multiple lenders and may use similar credit enhancements. The underlying assets, which include motor vehicle installment purchase contracts, home equity loans, credit card receivables and other credit arrangements, are securitized in pass-through structures similar to mortgage pass-throughs or in pay-through structures similar to CMOs. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

Asset-backed securities generally do not have the benefit of first lien security interests in the related collateral. Certain receivables such as credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, certain of which may hinder the right to receive full payment. Also, the security interests in the underlying collateral may not be properly transferred when the pool is created, resulting in the possibility that the collateral may be resold. Some asset-backed securities may also have prepayment risk due to refinancing of their receivables. Generally, these types of loans are of shorter average life than mortgages, but may have average lives of up to 10 years. These securities, which are primarily issued by non-governmental entities, carry no direct or indirect governmental guarantees.

In addition, the Fund may invest in trust-preferred (or "capital") securities. These securities, which are issued by entities such as special purpose bank subsidiaries, currently are permitted to treat the interest payments as a tax-deductible cost. Capital securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, capital securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities retain the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an incidence of default.

At the present time, the Internal Revenue Service treats capital securities as debt. In the event that the tax treatment of interest payments of these types of securities is modified, the Fund will reconsider the appropriateness of continued investment in these securities.

Some of the Fund's investments may have variable interest rates. When an instrument provides for periodic adjustments to its interest rate, fluctuations in principal value may be minimized. However, changes in the coupon rate can lag behind changes in market rates, which may adversely affect the Fund's performance.

The Fund may purchase zero coupon bonds. Zero coupon bonds, which are issued at a significant discount from face value, do not make periodic interest payments and the obligation becomes due only upon maturity. The value of zero coupon bonds may be more sensitive to fluctuations in interest rates than other bonds.

Federal tax law requires that the interest on zero coupon bonds be accrued as income to the Fund regardless of the fact that the Fund will not receive cash until such securities mature. Since the income must be distributed to shareholders, the Fund may be forced to liquidate other securities in order to make the required distribution.


STATEMENT OF ADDITIONAL INFORMATION                                          B-7

SPECIAL INVESTMENT TECHNIQUES
The Fund has an investment objective which it pursues through its stated investment policies and special investment techniques. There can be no assurance that the objective of the Fund will be achieved. The following is a description of certain of the special investment techniques which may be used by the investment advisers on behalf of the Fund to the extent permitted by the Fund's investment restrictions. This section supplements the description of "Special Investment Techniques" contained in the Prospectus.

B-8                                                    THE PARK AVENUE PORTFOLIO

OPTIONS ON SECURITIES

General. The Fund may purchase put and call options and write (sell) covered call options and secured put options.

The Fund will only engage in option strategies for non-speculative purposes. The Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

Basically, there are two types of options: call options and put options. The purchaser of a call option acquires the right to buy a security at a fixed price during a specified period. The writer (seller) of such an option is then obligated to sell the security if the option is exercised, and bears the risk that the security's market price will increase over the purchase price set by the option. The purchaser of a put option acquires the right to sell a security at a fixed price during a specified period. The writer of such an option is then obligated to buy the security if the option is exercised, and bears the risk that the security's market price will decline from the purchase price set by the option. Options are typically purchased subject to a premium which can reduce the risks retained by the option writer.

As the writer of a covered call option or the purchaser of a secured put option, a Fund must own securities that can be used to cover or secure any such outstanding options. The cover for a call option that is related to a foreign currency can be short-term debt securities having a value equal to the option's face that are denominated in the same currency as the call. Also, when a Fund writes a put option, it must segregate with the Portfolio's custodian either cash or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must at least equal the exercise price of the put option. Segregating assets may limit the Fund's ability to pursue other investment opportunities while options are outstanding.

Options transactions can be voluntarily terminated before the exercise or expiration of the options only by entering into closing transactions. The ability to close out an option depends, in part, upon the liquidity of the option market. If a Fund cannot close an option when it wants, it may miss alternative investment opportunities.

Options trade on U.S. or foreign securities exchanges and in the over-the-counter ("OTC") market. Exchange listed options are three-party contracts issued by a clearing corporation. They generally have standardized prices, expiration dates and performance mechanics. In contrast, all the terms of an OTC option, including price and expiration date, are set by negotiation between the buyer and seller (e.g., a Fund and a securities dealer or other financial institution). A Fund could lose any premium it paid for an OTC option, as well as any anticipated benefits of the transaction, if its counterparty fails to perform under the option's terms. To minimize this risk, the Funds' investment advisers consider the creditworthiness of any counterparties with whom the Funds may engage in OTC options transactions. However, there can be no assurance that a counterparty will remain financially stable while an OTC option is outstanding.

Generally, the staff of the SEC currently requires OTC options and any assets used to cover such options to be treated as illiquid assets because OTC options may not be actively traded. Until the SEC staff revises this position, no Fund will engage in OTC option transactions if, as a result, more than the permitted portion of its net assets is invested in illiquid securities.

During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the writer having to deliver the underlying security to the holder of the option at the exercise price, which will likely be lower than the security's value. For the secured put writer, substantial depreciation in the value of the underlying security would result in the exercise of the option by the holder, thereby obligating the writer to purchase the underlying securities at the exercise price, which will likely exceed the security's value. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, the writer realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium. If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put

STATEMENT OF ADDITIONAL INFORMATION                                          B-9
option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the investment of the premium.

The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security which is already owned, without being required to actually sell that security. At times a Fund may seek to establish a position in securities upon which call options are available. By purchasing a call option a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

The Fund may also write or purchase spread options, which are options for which the exercise price may be a fixed monetary spread or yield spread between the security underlying the option and another security that is used as a benchmark. Spread options involve the same risks as are associated with purchasing and selling options on securities generally, as described above. The writer (seller) of a spread option which expires unexercised realizes a gain in the amount of the premium and any interest earned on the investment of the premium. However, if the spread option is exercised, the writer will forego the potential for capital appreciation or incur an unrealized loss to the extent the market value of the underlying security exceeds or is less than the exercise price of such spread option. The purchaser of a spread option incurs costs equal to the amount of the premium paid for such option if the spread option expires unexercised, or the associated transaction costs if the purchaser closes out the spread option position.

The Fund may purchase a put option and a call option, each with the same expiration date, on the same underlying security. The Fund will profit from the combination position if an increase or decrease in the value of the underlying security is sufficient for the Fund to profit from exercise of either the call option or the put option. Combined option positions involve higher transaction costs (because of the multiple positions taken) and may be more difficult to open and close out than other option positions.

Options on Securities Indices. The Fund may write or purchase options on securities indices, subject to their general investment restrictions regarding options transactions. Index options offer the Fund the opportunity to achieve many of the same objectives sought through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, the Fund bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. The Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

When the Fund writes an option on a securities index, it will be required to cover the option or to segregate assets equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where a Fund writes a call option on a securities index at a time when the exercise price exceeds the contract value, the Fund will segregate, until the option expires or is closed out, cash, cash equivalents, or other liquid, unencumbered securities equal in value to such excess.

Options on securities indices involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, a purchased option may expire worthless, in which case the premium which was paid for it is lost.

B-10                                                   THE PARK AVENUE PORTFOLIO

FINANCIAL FUTURES TRANSACTIONS

General. The Fund may enter into interest rate futures contracts and securities index futures contracts (collectively referred to as "financial futures contracts") primarily to hedge (protect) against anticipated future changes in interest rates or equity market conditions which otherwise might affect adversely the value of securities which the Fund holds or intends to purchase. A "sale" of a financial futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value called for by the contract at a specified price during a specified delivery period. A "purchase" of a financial futures contract means the undertaking of a contractual obligation to acquire the securities at a specified price during a specified delivery period.

Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. Securities index futures contracts are similar in economic effect, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. The Fund may also purchase and write put and call options on financial futures contracts as an attempt to hedge against market risks.

The Fund may also invest in financial futures contracts when the purchase of these instruments may provide more liquidity than the direct investment in the underlying securities. The use of these instruments may permit the Fund to gain rapid exposure to the markets following a large inflow of investable cash or in response to changes in investment strategy. The purchase of a financial futures contract may also provide the Fund with a price advantage over the direct purchase of the underlying securities, either based on a differential between the securities and the futures markets or because of the lower transaction costs that are associated with these types of instruments.

There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select the Fund's investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which the Fund invests. There is also a risk that the Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movement in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a shareholder. It is possible for a price-related loss to exceed the amount of the Fund's margin deposit.

The Fund will have the Portfolio's custodian segregate either cash or liquid, unencumbered securities that are marked-to-market daily to the extent required to comply with the 1940 Act whenever it engages in futures transactions. Segregating assets may limit a Fund's ability to pursue other investment opportunities.

The Fund will not enter into financial futures contracts for speculative purposes.

When a Fund enters into a financial futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a financial futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. At the time of delivery, pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. With respect to securities index futures contracts, settlement is made by means of a cash payment based on any fluctuation in the contract value since the last adjustment in the variation margin was made.

STATEMENT OF ADDITIONAL INFORMATION                                         B-11

If a Fund owned long-term bonds and interest rates were expected to rise, it could sell interest rate futures contracts. If interest rates did increase, the value of the bonds in such Fund's portfolio would decline, but this decline should be offset in whole or in part by an increase in the value of the Fund's interest rate futures contracts. If, on the other hand, long-term interest rates were expected to decline, a Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time purchasing interest rate futures contracts on long-term bonds. Thus, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The interest rate futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

Special Considerations Relating to Financial Futures Contracts. Financial futures contracts entail risks. The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which the Fund has written an option may cause the option to be exercised. In this situation, the benefit to a Fund would be limited to the value of the exercise price of the option and, if a Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, a Fund's ability to enter into an offsetting transaction depends upon the market's demand for such financial futures contracts. If a purchased option expires unexercised, a Fund would realize a loss in the amount of the premium paid for the option.

If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. There may also be an imperfect correlation between movements in prices of financial futures contracts and portfolio securities being hedged. The degree of difference in price movement between financial futures contracts and the securities being hedged depends upon such things as differences between the securities being hedged and the securities underlying the financial futures contracts, and variations in speculative market demand for financial futures contracts and securities. In addition, the market prices of financial futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and financial futures markets could result. Price distortions could also result if investors in financial futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions, which would reduce the liquidity of the futures market. In addition, because the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by the speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because there may be an imperfect correlation between movements in the prices of securities and movements in the prices of financial futures contracts, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction. If this should occur, the Funds could lose money on the financial futures contracts and also on the value of their portfolio securities.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

The Fund may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a financial futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the financial futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and variation margin with respect to put and call options on a financial futures contract as written by it.

B-12                                                   THE PARK AVENUE PORTFOLIO

DOLLAR ROLL AND REVERSE REPURCHASE TRANSACTIONS

The Fund may use dollar rolls and reverse repurchase agreements. In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, the Fund earns interest by investing the transaction proceeds during the roll period.

In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securities sold. A Fund may also receive interest income similar to that received in the case of dollar rolls.

The Fund will normally use the proceeds of dollar roll and reverse repurchase agreement transactions to maintain offsetting positions in securities or repurchase agreements that mature on or before the settlement date for the related dollar roll or reverse repurchase agreement. The market value of securities sold under a reverse repurchase agreement or dollar roll is typically greater than the amount to be paid for the related forward commitment. Reverse repurchase agreements and dollar rolls involve the risk that the buyer of the sold securities might be unable to deliver them when a Fund seeks to repurchase the securities. If the buyer files for bankruptcy or becomes insolvent, such buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. The Fund's use of the transaction proceeds may be restricted pending such decision.

Whenever the Fund enters into a dollar roll or reverse repurchase agreement transaction, it will segregate cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily with the Fund's custodian. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. Segregating assets may limit a Fund's ability to pursue other investment opportunities.

Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, dollar rolls and reverse repurchase agreements will involve leverage. However, since the acquired securities or repurchase agreements must satisfy the Fund's credit quality requirements and mature on or before the settlement date for the related dollar roll or reverse repurchase agreement, and because the Fund will segregate assets as described above, GIS believes that these transactions do not present the risks associated with other types of leverage. The Fund does not intend to enter into dollar roll or reverse repurchase agreement transactions other than as described above, or for temporary or emergency purposes.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS

The Fund may enter into when-issued or delayed delivery transactions. In when-issued or delayed-delivery transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued or delayed-delivery basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

The Fund engages in these transactions to acquire securities that are appropriate for its portfolio while securing prices or yields that appear attractive when the transactions occur. The Fund does not engage in these transactions to speculate on interest rate changes. However, the Fund reserves the right to sell securities acquired on a when-issued or delayed-delivery basis before settlement.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. Accordingly, when the Fund commits to buy particular securities and make payment in the future, it must segregate cash or liquid, unencumbered securities at least equal in value to its commitments, marked-to-market daily. In the case of a sale of securities on a delayed-delivery basis, the Fund will instruct the custodian to segregate the subject portfolio securities while the commitment is outstanding. These obligations to segregate cash or securities will limit the investment advisers' ability to pursue other investment opportunities.

STATEMENT OF ADDITIONAL INFORMATION                                         B-13

LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities to broker-dealers, banks and other institutional investors to earn additional income. Such loans must be continuously secured by collateral, and the loaned securities must be marked-to-market daily. The Fund will generally continue to be entitled to all interest earned or dividends paid on the loaned securities, though lending fees may be paid to the borrower from such interest or dividends. The Fund can increase its income through securities lending by investing the cash collateral deposited by the borrower in short-term interest-bearing obligations that meet the Fund's credit quality requirements and investment policies. As with any extension of credit, however, there are risks of delay in recovery of the loaned securities and collateral should a borrower fail financially.

The Fund will not continue to lend securities if, as a result, the aggregate value of securities then on loan would exceed 33 1/3% of its total assets. A significant portion of the Fund's loan transactions may be with only one or a few institutions at any given time. This practice can increase the risk to the Fund should a borrower fail. Apart from lending securities and acquiring debt securities, the Fund will not make loans to other persons.

The Fund will typically receive commitment fees from the borrowers which are normally payable upon the expiration of the loan transactions. However, if the Fund calls the loaned securities prior to the expiration date of a loan, the Fund may not be entitled to receive the entire commitment fee. The Fund does not expect to call loaned securities prior to the applicable loan expiration date unless the current market value of the loaned securities exceeds the expected return of the loan, including commitment fee income, on the expiration date. These loan transactions may be structured to permit similar, but not necessarily identical, securities to be returned to the Funds upon the expiration of a loan.

Since there are risks of delays in recovery or even loss of rights in the collateral related to all types of secured credit, the loans will be made only to borrowers deemed by the investment adviser to be creditworthy and will not be made unless, in the investment adviser's judgment, the income which can be earned justifies the risk. The Fund could also lose money if it suffers losses on investments made with the cash collateral.

In the event the borrower is unable to complete a loan transaction, or in the event of any default or insolvency of the borrower, the Fund will retain the collateral it received in connection with the loan transaction. If this collateral is insufficient to fully satisfy its rights under the loan agreement, the Fund will take whatever steps it deems advisable to satisfy its claim.

The Fund may pay reasonable custodian and administrative fees in connection with the loans.

B-14                                                   THE PARK AVENUE PORTFOLIO

REGULATORY RESTRICTIONS

To the extent required to comply with the 1940 Act and rules and interpretations thereunder, the Fund may not maintain open short positions in financial futures contracts, call options written on financial futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. When purchasing a financial futures contract or writing a put option on a financial futures contract, the Fund must segregate cash, cash-equivalents (including any margin) or other liquid, unencumbered securities equal to the market value of such contract. These cover and segregation requirements may limit the Fund's ability to pursue other investment opportunities.

In order to comply with the Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come with the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%.

OTHER

The Fund may alter its investment practices on a temporary or emergency basis when the Fund's investment adviser believes it is appropriate due to political, economic or other circumstances. The Fund may invest in cash or cash equivalents and repurchase agreements in these circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                        B-15

Securities of other investment companies may be acquired by the Fund to the extent that the purchases are consistent with its investment objectives and restrictions and are permitted under the 1940 Act. Section 12(d)(1) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Certain exceptions to these limitations may apply. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund would bear in connection with its own operations.

INVESTMENT ADVISER AND DISTRIBUTOR
Guardian Investor Services LLC ("GIS"). GIS is the Fund's investment adviser. GIS and the Portfolio have entered into a written investment advisory agreement which provides that GIS shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities. The investment advisory agreement will continue in full force and effect from year to year with respect to the Fund so long as its continuance is approved at least annually by vote of a majority of the outstanding voting securities of that Fund, or by vote of the Board of Trustees of the Portfolio, including a majority of the Trustees who are not parties to the agreement or "interested persons" of the Portfolio or of GIS, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment and may be terminated with respect to the Fund without penalty at any time by either party upon 60 days' written notice. For purposes of calculating investment management fees, all shares of the Fund are treated as one class. The Fund pays its investment management fee separately.

Under the terms of the investment advisory agreement, GIS provides or pays for certain of the Fund's administrative costs (except to the extent subject to the Administrative Services Agreement described below). Among the services and facilities provided or paid for by GIS are: office space; clerical staff and recordkeeping; and the services of all Fund personnel, including any fees and expenses of the Trustees who are affiliated with The Guardian Life Insurance Company of America ("Guardian Life"). All other costs and expenses are to be paid by the Funds that GIS advises.

The investment advisory agreement provides that neither GIS nor any of its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by GIS or the Funds in connection with the matters to which the investment advisory agreement relates, except for loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his/her duties on behalf of GIS or the Funds or from reckless disregard by GIS or any such person of the duties of GIS under the investment advisory agreement.

Guardian Life has registered and maintains the exclusive ownership interest of the following trademarks or service marks, as the case may be: "The Guardian Park Avenue Fund," "The Guardian Park Avenue Small Cap Fund," "The Guardian Investment Quality Bond Fund," "The Guardian Low Duration Bond Fund," "The Guardian High Yield Bond Fund," "The Guardian Tax-Exempt Fund," "The Guardian Cash Management Fund," "The Guardian Asset Allocation Fund," "The Guardian S&P 500 Index Fund," "The Guardian Baillie Gifford International Fund," "The Guardian Baillie Gifford Emerging Markets Fund," "The Guardian UBS Large Cap Value" and "The Guardian UBS Small Cap Value Fund"; however, UBS Global AM, or its affiliated persons (as defined in the 1940 Act), owns all rights, title, and interest to (and remains the exclusive owner of) all intellectual property rights related to "UBS." If the investment advisory agreement is terminated with respect to any or all of the Funds and it is not replaced by an agreement with another affiliate of Guardian Life, any affected Fund's continued use of its name is subject to the approval of Guardian Life. If the investment sub-advisory agreement between GIS and UBS Global AM is transferred or assigned to an entity that is not an affiliated person of UBS Global AM or upon termination of such sub-advisory agreement with respect to the UBS Large Cap Value or UBS Small Cap Value Funds, GIS will

B-16                                                   THE PARK AVENUE PORTFOLIO
cease to use "UBS" or any similar name, delete "UBS" from the name of such Fund, and take all further actions described in the sub-advisory agreement.

The investment advisory agreement includes a provision that if any 1940 Act requirement is relaxed by rule, regulation or order of the SEC, then any provision of the agreement which reflects such 1940 Act requirement shall be deemed to incorporate the effect of such rule, regulation or order.

A service agreement between GIS and Guardian Life provides that the latter will furnish the office space, clerical staff, services and facilities which GIS needs to perform its duties under the investment advisory agreement. GIS's officers and other personnel are salaried employees of Guardian Life; they receive no compensation from GIS. GIS reimburses Guardian Life for its expenses under the separate agreement.

STATEMENT OF ADDITIONAL INFORMATION                                       B-17

Matters Considered by the Board. In approving the investment advisory agreement, the Board reviewed reports prepared by GIS, materials provided by Fund counsel and counsel to the independent Trustees, as well as other information. The Board considered the nature and quality of the investment advisory services provided to the Fund by GIS, under the investment advisory agreement and the personnel who provide these services, including the historical performance of the Fund compared to benchmark index and peer groups of similar investment companies. In addition, the Board considered other services provided to the Fund by GIS, such as administrative services, fund accounting, assistance in meeting legal and regulatory requirements, and coordination of the activities of the Fund's other service providers as well as other services necessary for the Fund's operation.

The Board considered the fees paid to GIS for investment advisory services. In connection with its review of the fees paid to GIS, the Board reviewed information prepared by an independent source comparing the Fund's advisory fee rate and overall expense ratio with those of comparable funds.

Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by GIS to the Fund and that the management fee rate was reasonable in relation to such services. The independent Trustees of the Portfolio were assisted by independent legal counsel in their deliberations.

B-18                                                   THE PARK AVENUE PORTFOLIO

ASSUMPTION OF EXPENSES

From time to time and at their discretion, GIS may voluntarily assume some or all of the ordinary operating expenses of the Fund.

The Administrative Services Agreement. GIS and the Portfolio have also entered into an Administrative Services Agreement on behalf of the Class A, Class B, Class C and Class K shares of the Fund pursuant to which GIS will provide information and administrative services for the benefit of the Portfolio and its shareholders. These services include providing office space, equipment and personnel, maintenance of shareholder account records, responding to routine shareholder inquiries regarding the Portfolio and assisting in the processing of shareholder transactions and any other services which the Portfolio may reasonably request. GIS may also enter into related agreements with other broker-dealers or other financial services firms that provide such services and facilities for their customers who are shareholders of the Portfolio. The Administrative Services Agreement may be terminated at any time by either party upon 60 days' written notice. The Agreement may not be assigned without the consent of the Portfolio. Any material amendments to the Agreement, including an increase in the amount of fees, must be approved by the Board of Trustees of the Portfolio.

STATEMENT OF ADDITIONAL INFORMATION                                        B-19

Underwriting Agreement. The Portfolio has also entered into an underwriting agreement with GIS, 7 Hanover Square, New York, NY 10004, which, together with a distribution plan and agreement pursuant to Rule 12b-1 under the 1940 Act (see below), governs the sale and distribution of Fund shares and payment of commissions to GIS. Shares are offered continuously; however, the Portfolio reserves the right to cease the offer of the Fund's shares at any time, subject to applicable laws, rules and regulations. The underwriting agreement shall remain in full force and effect from year to year so long as its continuance is approved at least annually by the Board of Trustees of the Portfolio, including a majority of Trustees who are not parties to the agreement or interested persons of any such party. It will terminate upon assignment and may be terminated at any time by either party on not less than 30 nor more than 60 days' written notice. Termination of the underwriting agreement with respect to one Fund of the Portfolio will not affect its validity with respect to any other Fund. The agreement also provides that the Portfolio shall indemnify GIS and persons in control of GIS with respect to certain liabilities, including liabilities arising under the Securities Act of 1933. Shares of the Fund may be purchased through Guardian Life agents who are registered representatives and licensed by GIS to sell Fund shares, and through registered representatives of selected broker-dealers which are members of the National Association of Securities Dealers, Inc. and which have entered into selling agreements with GIS. GIS may reallow up to 100% of any sales charge on shares sold by dealers with whom it has sales agreements.

Contingent Deferred Sales Charges -- Class A Shares. As discussed in the Prospectus, contingent deferred sales charges ("CDSCs") apply to purchases of $1 million or more if the shares are sold within 18 months of purchase. Class B shares redeemed within six years, and Class C shares redeemed within one year, of purchase generally are subject to a CDSC subject to waivers as described in the Prospectus.

B-20                                                   THE PARK AVENUE PORTFOLIO

Distribution Plans Pursuant to Rule 12b-1 and Distribution Agreements. Under a Distribution Plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"), the Fund is

STATEMENT OF ADDITIONAL INFORMATION                                         B-21
authorized to pay a monthly 12b-1 fee at an annual rate of 0.75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

The Portfolio has also adopted a 12b-1 Plan on behalf of the Fund that offers Class C shares. Under that 12b-1 Plan, the Fund is authorized to pay a monthly 12b-1 fee at an annual rate of 0.75% of the average daily net assets of its Class C shares as compensation for distribution-related services provided to the Fund's Class C shares.

The Portfolio has also adopted a 12b-1 Plan on behalf of Fund that offers Class K shares. Under that 12b-1 Plan, the Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to 0.40% of the average daily net assets of its Class K shares as compensation for distribution-related services provided to the Class K shares of the Fund.

The 12b-1 fees may be paid by the Fund to third parties, including GIS, that enter into Distribution Agreements with the Portfolio or with GIS as underwriter of the Portfolio's shares. Under the 12b-1 Plans, distribution fees may be used to compensate brokers and dealers who engage in or support the distribution of the Class B, Class C and Class K shares. The 12b-1 fees may also be used to pay other distribution-related expenses incurred, such as communications equipment charges, printing prospectuses, statements of additional information and reports for prospective investors, the costs of printing sales literature and advertising materials, training and educating sales personnel and other overhead. The 12b-1 Plans, in conjunction with the CDSC, permit an investor to purchase Class B, Class C and Class K shares through a distributor without the imposition of an initial sales load. The Portfolio does not participate in joint distribution activities with any other investment company.

In order to effect each 12b-1 Plan, the Portfolio, on behalf of the Fund, has entered into a Distribution Agreement with GIS relating to Class B, Class C and Class K shares. GIS is compensated by the fees it receives under the 12b-1 Plans and is not paid any additional amounts under the Distribution Agreements. GIS intends to use these fees to pay for distribution-related expenses for Class B, Class C and Class K shareholders and payments to registered representatives for the sale of Class B, Class C and Class K shares. GIS also intends to use the 12b-1 fees to advance payments of up to 3.0% of the proceeds of sales of Class B, Class C and Class K shares to its registered representatives and other authorized broker-dealers.

GIS absorbs its distribution and service expenses that exceed the amount of 12b-1 fees collected. The Fund is not obligated to reimburse GIS for such excess expenses, and GIS will not carry one year's deficiency to a subsequent year in order to recover such deficiency from the subsequent year's fee. Similarly, if a 12b-1 Plan or Distribution Agreement, as either pertains to the Fund, is terminated or not renewed, any expenses incurred by GIS on behalf of the Fund which are in excess of fees which GIS has received or accrued shall be absorbed by GIS. Conversely, if GIS's expenditures for the Fund under a 12b-1 Plan are less than the amount collected, GIS is entitled to retain the excess. However, the Trustees are authorized to negotiate changes to the 12b-1 Plans, such as a fee reduction or increased services, if the fee paid by the Fund in a particular year exceeds the covered expenses. Alternatively, the Trustees may find such excess justifiable under the circumstances.

The 12b-1 Plan specifically provides that while it is in effect, the selection and nomination of the Trustees who are not "interested persons" of the Portfolio, as that term is defined in the 1940 Act, shall be made solely at the discretion of the Trustees who are not interested persons of the Portfolio.

The fees to be paid by the Fund under the 12b-1 Plan may not be amended in a material way without approval by vote of: (1) a majority of the Trustees; (2) a majority of the Trustees who are not "interested persons" of the Portfolio and have no direct or indirect financial interest in the operation of the 12b-1 Plan or related agreements ("Independent Trustees"); and (3) a majority of the Fund's outstanding voting securities, as defined by the 1940 Act.

The 12b-1 Plan will continue from year-to-year for the Fund if such continuance is specifically approved by vote of the Board, and by vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan.

The 12b-1 Plan may be terminated with respect to the Portfolio or the Fund at any time by vote of a majority of the Trustees, a majority of the Independent Trustees, or a majority of the Fund's outstanding voting securities.

B-22                                                   THE PARK AVENUE PORTFOLIO

PORTFOLIO TRANSACTIONS AND BROKERAGE
GIS currently serves as investment adviser to several Guardian-sponsored mutual funds, serves as manager of one other mutual fund and is the co-adviser of a separate account established by its corporate parent, GIAC. In the future, GIS may act as investment advisers to other Guardian-sponsored mutual funds or GIAC separate accounts. At times, concurrent investment decisions may be made to purchase or sell the same investment security on behalf of the Funds and one or more of the other clients advised by the GIS. GIS will attempt to allocate purchase and sale transactions among the Funds and such other clients over a period of time on a fair and equitable basis relative to each account, which may or may not be beneficial to the Funds. GIS is registered with the SEC as an investment adviser. GIS is also registered with the SEC and the National Association of Securities Dealer, Inc. as a broker-dealer.

GIS has no formula for the distribution of brokerage business when placing orders for the purchase and sale of portfolio securities. For over-the-counter transactions, GIS attempts to deal with a primary market maker unless they believe better prices and execution are available elsewhere. In allocating portfolio transactions among brokers, GIS gives consideration to brokers whom they believe can obtain the best net result in terms of price and execution of orders and to brokers who furnish research and brokerage services proprietary to that firm or from a third party. GIS is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if they consider that such commissions they pay for brokerage and research services are appropriate and reasonable for the services rendered. The research services and statistical data which GIS receives in connection with the Fund's portfolio transactions may be used by GIS to benefit other clients and will not necessarily be used in connection with the Fund. Examples of such brokerage or research services include furnishing written or oral research reports regarding the economy, industries, political developments, securities, pricing and appraisal services, credit analyses, risk analyses and other analyses and effecting trades and performing functions incidental to securities transactions (such as clearance, settlement and custody). GIS is of the opinion that; since the research material must be reviewed and analyzed by its staff, its receipt and use of such material does not tend to reduce expenses, but may be beneficial to the Fund by supplementing the research and analysis. Any investment advisory or other fees paid by the Fund to GIS are not reduced as a result of the receipt of research services.

If GIS receives a service from a broker that has both a research and non-research use, GIS will make a good faith allocation between the research and non-research uses of the service. The portion of the service that has a research purpose may be paid for with Fund commissions, and the portion of the service that has a non-research purpose will be paid for by GIS with its own funds. Although GIS faces a

STATEMENT OF ADDITIONAL INFORMATION                                         B-23
potential conflict of interest in making this good faith allocation, it believes that the allocation procedures are designed to ensure that the anticipated use of such services is appropriately allocated. GIS does not participate in commissions paid by the Fund to other brokers or dealers and does not knowingly receive any reciprocal business directly or indirectly as a result of such commissions. While GIS will be primarily responsible for placing orders for the purchase and sale of portfolio securities, the policies and practices will be subject to review by the Board of Trustees.

In any particular year, market conditions could necessitate portfolio activity which results in high or low turnover rates. Portfolio turnover is calculated by dividing the lesser of purchases or sales of a Fund's securities during a fiscal year by the average monthly value of the Fund's securities during such fiscal year. In determining the portfolio turnover rate, all securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded. Turnover rates may be affected by factors such as purchase and redemption requirements and market volatility, and may vary greatly from time to time. The portfolio turnover rate of a Fund may be higher during its early history. Increased portfolio turnover will not necessarily indicate a variation from a Fund's stated investment policies, but may result in greater brokerage commissions and, consequently, higher expenses.

B-24                                                   THE PARK AVENUE PORTFOLIO

NET ASSET VALUE
Each Fund's NAV is determined as of the earlier of 4:00 p.m. Eastern time or the close of regular trading on the New York Stock Exchange ("NYSE") on each day on which the NYSE is open for business. The NAV is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, dividing the remainder by the number of shares outstanding and adjusting the results to the nearest full cent per share.

Securities Valuations. Securities that are listed or traded on any U.S. or foreign securities exchange are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price. Where a security is traded on more than one exchange or system, the security is valued on the exchange or system on which it is principally traded unless it was not traded on that exchange or system on the

STATEMENT OF ADDITIONAL INFORMATION                                         B-25
 date in question. In such cases, the applicable valuation price of the security on other exchanges or systems shall be used. Securities traded both on an exchange and in the over-the counter markets will be valued according to the broadest and most representative market. Investments in U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market. Certain debt securities may be valued each business day by an independent pricing service ("Service"). The use of a Service to ascertain values has been approved by the Portfolio's Board of Trustees. Debt securities for which quoted bid prices, in the judgment of a Service, are readily available and are representative of the bid side of the market are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Other debt securities that are valued by the Service are carried at estimated market value as determined by the Service, based on methods which include consideration of: yields or prices of government securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities or other assets for which market quotations are not readily available or which, in the judgment of the investment adviser, cannot be valued using the methodologies in the Fund's Valuation Procedures, will be priced at fair value under procedures adopted by the Board. The Fund's Fair Value Pricing Procedures provide for these securities to be valued under the direction of a Valuation Committee of the Board established by the full Board for this purpose. The Valuation Committee will receive a valuation recommendation and information about any security requiring fair value pricing from the investment adviser. Various factors and circumstances may dictate or influence the methodology for valuing securities. Examples of securities that may be priced under the Fund's Fair Value Pricing Procedures include, among other things, securities that are illiquid, do not trade or do not trade regularly, securities whose primary trading market is temporarily unavailable, securities whose primary pricing source is unwilling or unable to provide prices, securities whose trading is restricted and foreign securities subject to a "significant event". A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated. Records will be kept of all instances of fair value pricing, and all fair value determinations made by the Valuation Committee will be presented to the full Board for ratification at its next regular meeting. Repurchase agreements are carried at cost which approximates market value. Options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

REDEMPTION OF SHARES
National Financial Data Services, the Portfolio's shareholder servicing agent, will typically pay redemption proceeds within three business days after it receives a proper redemption request. Redemptions will generally be made in cash but may be made wholly or partly in readily marketable securities or other non-cash assets if the Board of Trustees should determine that orderly liquidation of a Fund's securities is impracticable or that payment wholly in cash would have a material adverse effect on the remaining shareholders. The redemption will be made at the NAV next determined after the redemption request is received in proper form. Redemptions may be delayed by up to 15 calendar days from the purchase date if payment for recent purchases has not cleared by the date we receive the redemption request. Shareholders are not permitted to elect whether the redemption will be made in cash or securities. The Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act, so it is committed to pay cash redemptions to each shareholder during any 90-day period up to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. Any portfolio securities paid or distributed in kind will be valued as described under "Net Asset Value" below. A subsequent sale of such securities would ordinarily require payment of brokerage commissions by the redeeming shareholders.

The right to redeem the Fund's shares may be suspended, or the payment date postponed, for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings); (2) trading on the NYSE is restricted for any reason; (3) an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, as determined by the SEC under its rules and regulations; or (4) the SEC, by order, so permits suspension for the protection of shareholders of the Fund.

PERFORMANCE RESULTS
As described in the Prospectus, the Fund may state its yield, average annual total return, before and after taxes, and total return in advertisements, sales materials and investor communications. These various measures of performance are described and illustrated below. After tax returns are illustrated in the Fund's Prospectus.


B-26                                                   THE PARK AVENUE PORTFOLIO

 Performance figures are based upon past results and do not represent future performance. Class A shares are sold at NAV plus a maximum sales load of 4.50% of the NAV. Class B shares are sold at NAV, subject to a maximum contingent deferred sales charge of 3.0%. Class C and Class K shares are sold at NAV subject to a maximum contingent deferred sales charge of 1.0%. Institutional Class shares are sold at NAV. Returns will fluctuate and may be different for Class A, Class B, Class C, Class K and Institutional Class shares of the Fund, since Class B, Class C and Class K shares bear higher overall expenses than Class A or Institutional Class shares. Factors affecting Fund performance include general market conditions, the level of overall operating expenses and investment management fees. Any additional fees charged by a broker, dealer or other financial services firm will further reduce the returns described in this section. Class A shares of the Funds are redeemable at NAV. Class B, Class C and Class K shares of the Fund are redeemable subject to a CDSC. Redemption proceeds may be more or less than the original cost.

No performance information is provided for the Fund since it is newly created.

Yield is a measure of the net investment income per share earned over a specific time period (one month or 30 days in the case of the Fund expressed as a percentage of the maximum offering price of the Fund's shares.

Yield is computed in accordance with the following SEC standardized method.

             YIELD          = 2[(((a-b)/cd)+1)(6)-1]
Where:       a              = dividends and interest earned during the period
             b              = expenses accrued for the period (net of reimbursements)
             c              = the average daily number of shares outstanding during the period
             d              = the maximum offering price per share on the last day of
                            the period

This standardized methodology is not necessarily consistent with generally accepted accounting principles.

Yields are affected by market conditions, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

STATEMENT OF ADDITIONAL INFORMATION                                         B-27

A Fund's average annual total return, before taxes, is computed in accordance with the following SEC standardized method.

             P (1 + T)(n)       = ERV
Where:       P                  = A hypothetical initial purchase order of $1,000 from which no sales load is deducted.
             T                  = average annual total return.
             n                  = number of years.
             ERV                = ending redeemable value of the hypothetical $1,000
                                  purchase at the end of the period.

Total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distribution are reinvested at NAV on the reinvestment dates during the period, but do not take into account income taxes due on Fund distributions. Any statement of total return or other performance data of a Fund will be accompanied by the Fund's average annual total returns for the one-year, five-year and ten-year periods as of the end of the most recent calendar quarter, if applicable. The Fund may also advertise total return and average annual total return information for different periods of time.

B-28                                                   THE PARK AVENUE PORTFOLIO

As noted in the Prospectus, the Fund may compare its performance to certain indices, similar mutual funds and other investment vehicles. Additionally, the Fund may quote information from industry and financial publications in its promotional materials.

Performance calculations contained in reports by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, the WM Company or industry or financial publications of general interest such as Business Week, Financial World, Forbes, Financial Times, The Wall Street Journal, The New York Times, Barron's and Money which may be quoted by the Funds are often based upon changes in NAV with all dividends reinvested and may not reflect the imposition of any sales loads.

STATEMENT OF ADDITIONAL INFORMATION                                         B-29

PORTFOLIO MANAGEMENT
As a Massachusetts business trust, the Portfolio is managed by its Board of Trustees. The trustees meet regularly to review the Fund's investments, performance, expenses and other business affairs. The trustees also elect the Portfolio's officers. The Board currently consists of eight trustees, five of whom are not "interested persons" of the Portfolio within the meaning of the 1940 Act. These five trustees are also members of the Audit Committee and the Nominating and Governance Committee of the Board. The Audit Committee is responsible for the selection and evaluation of the independent accountants for the Portfolio. The Nominating and Governance Committee is responsible for recommending to the Board those persons to be nominated for election as Directors and oversees the administration of the Funds' Governance Procedures and Guidelines. The Audit Committee met five times, and the Nominating and Governance Committee met twice, during the fiscal year ended December 31, 2002.

The trustees and officers of the Portfolio are named below. Information about their principal occupations and certain other affiliations during the past five years is also provided. The business address of each trustee and officer is 7 Hanover Square, New York, New York 10004 unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of (1) the Portfolio, (2) The Guardian Cash Fund, Inc., (3) The Guardian Variable Contract Funds, Inc. (a series fund consisting of The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC High Yield Bond Fund, The Guardian VC 500 Index Fund, The Guardian VC UBS Large Cap Value Fund, and The Guardian VC UBS Small Cap Value Fund), (4) The Guardian Bond Fund, Inc. and (5) GIAC Funds, Inc. (a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund).

                              INTERESTED TRUSTEES*

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
                                                                                                  IN THE
                                   POSITION     TERM OF OFFICE                                GUARDIAN FUND
                                     WITH       AND LENGTH OF      PRINCIPAL OCCUPATIONS     COMPLEX OVERSEEN      OTHER
    NAME, ADDRESS AND AGE         PORTFOLIO      TIME SERVED+       DURING PAST 5 YEARS         BY TRUSTEE     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
 Arthur V. Ferrara (72)         Trustee         Since 1987      Retired. Former Chairman of         24         Director of
 Box 902                                                        the Board and Chief                            various mutual
 East Orleans, Massachusetts                                    Executive Officer, The                         funds
 02643                                                          Guardian Life Insurance                        sponsored by
                                                                Company of America                             Gabelli Asset
                                                                1/93-12/95; President,                         Management
                                                                Director and Chief
                                                                Executive Officer prior
                                                                thereto. Director (Trustee)
                                                                of all of the mutual funds
                                                                within the Guardian Fund
                                                                Complex.
-----------------------------------------------------------------------------------------------------------------------------

 Leo R. Futia (83)              Trustee         Since 1982      Retired. Former Chairman of         24              None
 18 Interlaken Road                                             The Board and Chief
 Greenwich, Connecticut 06830                                   Executive Officer, The
                                                                Guardian Life Insurance
                                                                Company of America;
                                                                Director since 5/70.
                                                                Director (Trustee) of all
                                                                of the mutual funds within
                                                                the Guardian Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------

 Dennis J. Manning (55)         Trustee         Since 2003      President and Chief                 24         Director, of
 81 Graenest Ridge Road                                         Executive Officer, The                         The Guardian
 Wilton, Connecticut 06897                                      Guardian Life Insurance                        Insurance &
                                                                Company of America since                       Annuity
                                                                1/03; President and Chief                      Company, Inc.
                                                                Operating Officer, 1/02 to                     Manager,
                                                                12/02; Executive Vice                          Guardian
                                                                President and Chief                            Investor
                                                                Operating Officer, 1/01 to                     Services LLC
                                                                12/01; Executive Vice                          and Park
                                                                President, Individual                          Avenue
                                                                Markets and Group Pensions,                    Securities
                                                                1/99 to 12/00; Senior Vice                     LLC. Director
                                                                President, Individual and                      of various
                                                                Group Pensions, 6/98 to                        Guardian Life
                                                                12/98; Senior Vice                             subsidiaries.
                                                                President, Chief Marketing
                                                                Officer prior thereto.
                                                                Director (trustee) of all
                                                                of the mutual funds within
                                                                the Guardian Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------
* "Interested Trustee" means one who is an "interested person" under the 1940 Act by virtue of a current or past position with The Guardian Life Insurance Company of America, the indirect parent company of Guardian Investor Services LLC, the investment adviser of certain funds in the Guardian Fund Complex.

B-30                                                   THE PARK AVENUE PORTFOLIO

                             DISINTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
                                                                                                  IN THE
                                   POSITION     TERM OF OFFICE                                GUARDIAN FUND
                                     WITH       AND LENGTH OF      PRINCIPAL OCCUPATIONS     COMPLEX OVERSEEN      OTHER
    NAME, ADDRESS AND AGE         PORTFOLIO      TIME SERVED+       DURING PAST 5 YEARS         BY TRUSTEE     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
 Frank J. Fabozzi, Ph.D. (54)   Trustee         Since 1992      Adjunct Professor of                24         Director
 858 Tower View Circle                                          Finance, School of                             (Trustee) of
 New Hope, Pennsylvania 18938                                   Management -- Yale                             various
                                                                University, 2/94-present;                      closed- end
                                                                Visiting Professor of                          investment
                                                                Finance and Accounting,                        companies
                                                                Sloan School of                                sponsored by
                                                                Management -- Massachusetts                    BlackRock
                                                                Institute of Technology                        Financial
                                                                prior thereto. Editor,                         Management.
                                                                Journal of Portfolio                           Director of
                                                                Management. Director                           BlackRock
                                                                (Trustee) of all the mutual                    Funds.
                                                                funds within the Guardian
                                                                Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------

 William W. Hewitt, Jr. (74)    Trustee         Since 1989      Retired. Former Executive           24         Director
 271 Mercer Road                                                Vice President, Shearson                       (Trustee) of
 Princeton, New Jersey 08450                                    Lehman Brothers, Inc.                          various mutual
                                                                Director (Trustee) of all                      funds
                                                                of the mutual funds within                     sponsored by
                                                                the Guardian Fund Complex.                     UBS Global
                                                                                                               Asset
                                                                                                               Management
                                                                                                               (US) Inc.
                                                                                                               (f/k/a
                                                                                                               Mitchell
                                                                                                               Hutchins Asset
                                                                                                               Management,
                                                                                                               Inc.) and UBS
                                                                                                               PaineWebber,
                                                                                                               Inc.
-----------------------------------------------------------------------------------------------------------------------------

 Dr. Sidney I. Lirtzman (72)    Trustee         Since 1987      Professor of Management,            24              None
 38 West 26th Street                                            City University of New
 New York, New York 10010                                       York -- Baruch College
                                                                9/67-present; Acting Dean
                                                                of the Zicklin School of
                                                                Business Management
                                                                2/96-9/02. Interim
                                                                President 9/99-4/00.
                                                                President, Fairfield
                                                                Consulting Associates, Inc.
                                                                Director, since 6/01,
                                                                Youthstream, Inc. Member,
                                                                Advisory Board of
                                                                Directors, New York City
                                                                Independent Budget Office
                                                                5/98 to 5/01. Director
                                                                (Trustee) of all of the
                                                                mutual funds within the
                                                                Guardian Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                         B-31

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
                                                                                                  IN THE
                                   POSITION     TERM OF OFFICE                                GUARDIAN FUND
                                     WITH       AND LENGTH OF      PRINCIPAL OCCUPATIONS     COMPLEX OVERSEEN      OTHER
    NAME, ADDRESS AND AGE         PORTFOLIO      TIME SERVED+       DURING PAST 5 YEARS         BY TRUSTEE     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
 Carl W. Schafer (67)           Trustee         Since 1996      President, Atlantic                 24         Director
 66 Witherspoon Street, #1100                                   Foundation (a private                          (Trustee) of
 Princeton, New Jersey 08542                                    charitable foundation).                        various mutual
                                                                Director of Roadway                            funds
                                                                Corporation (trucking),                        sponsored by
                                                                Labor Ready, Inc. (provider                    UBS Global
                                                                of temporary manual labor),                    Asset
                                                                and Frontier Oil                               Management
                                                                Corporation. Director                          (US) Inc.
                                                                (Trustee) of all of the                        (f/k/a
                                                                mutual funds within the                        Mitchell
                                                                Guardian Fund Complex.                         Hutchins Asset
                                                                                                               Management
                                                                                                               Inc.) and UBS
                                                                                                               PaineWebber,
                                                                                                               Inc., Harding
                                                                                                               Loevner (4
                                                                                                               funds) and Ell
                                                                                                               Realty
                                                                                                               Securities
                                                                                                               Trust.
-----------------------------------------------------------------------------------------------------------------------------

 Robert G. Smith (71)           Trustee         Since 1982      Chairman and Chief                  24              None
 132 East 72nd Street                                           Executive Officer, Smith
 New York, New York 10021                                       Affiliated Capital Corp.
                                                                Director (Trustee) of all
                                                                of the mutual funds within
                                                                the Guardian Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------

                                    OFFICERS

------------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF FUNDS
                                                                                                                  IN THE
                                   POSITION     TERM OF OFFICE                                                 GUARDIAN FUND
                                     WITH       AND LENGTH OF              PRINCIPAL OCCUPATIONS             COMPLEX FOR WHICH
    NAME, ADDRESS AND AGE         PORTFOLIO      TIME SERVED+               DURING PAST 5 YEARS               OFFICER SERVES
------------------------------------------------------------------------------------------------------------------------------
 Joseph A. Caruso (51)          Senior Vice     Since 1992      Senior Vice President and Corporate                 24
                                President and                   Secretary, The Guardian Life Insurance
                                Secretary                       Company of America since 1/01; Vice
                                                                President and Corporate Secretary prior
                                                                thereto. Director, Senior Vice President
                                                                and Secretary, The Guardian Insurance &
                                                                Annuity Company, Inc. Manager, Senior Vice
                                                                President and Corporate Secretary, Guardian
                                                                Investor Services LLC, Senior Vice
                                                                President and Secretary, Park Avenue Life
                                                                Insurance Company, Park Avenue Securities
                                                                LLC, Guardian Baillie Gifford Limited, and
                                                                all of the mutual funds within the Guardian
                                                                Fund Complex.
------------------------------------------------------------------------------------------------------------------------------

 Howard W. Chin (50)            Managing        Since 1997      Managing Director, The Guardian Life                15
                                Director                        Insurance Company of America since 9/97;
                                                                Vice President and Senior Mortgage
                                                                Strategist, Goldman, Sachs & Co. prior
                                                                thereto. Officer of various mutual funds
                                                                within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------

 Alexander M. Grant, Jr. (54)   Managing        Since 1993      Managing Director, The Guardian Life                14
                                Director                        Insurance Company of America since 3/99;
                                                                Second Vice President, Investments prior
                                                                thereto. Officer of various mutual funds
                                                                within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------

B-32                                                   THE PARK AVENUE PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF FUNDS
                                                                                                                  IN THE
                                   POSITION     TERM OF OFFICE                                                 GUARDIAN FUND
                                     WITH       AND LENGTH OF              PRINCIPAL OCCUPATIONS             COMPLEX FOR WHICH
    NAME, ADDRESS AND AGE         PORTFOLIO      TIME SERVED+               DURING PAST 5 YEARS               OFFICER SERVES
------------------------------------------------------------------------------------------------------------------------------
 Nydia Morrison (44)            Controller      Since 2003      Manager, The Guardian Life Insurance                24
                                                                Company of America since 9/99; Supervisor
                                                                prior thereto, Officer of all of the mutual
                                                                funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------

 Frank L. Pepe (61)             Vice President  Since 1985      Vice President and Equity Controller, The           24
                                and Treasurer                   Guardian Life Insurance Company of America.
                                                                Vice President and Controller, The Guardian
                                                                Insurance & Annuity Company, Inc., Senior
                                                                Vice President and Controller, Guardian
                                                                Investor Services LLC. Officer of all the
                                                                mutual funds within the Guardian Fund
                                                                Complex.
------------------------------------------------------------------------------------------------------------------------------

 Richard T. Potter, Jr. (48)    Vice President  Since 1992      Vice President and Equity Counsel, The              24
                                and Counsel                     Guardian Life Insurance Company of America.
                                                                Vice President and Counsel, The Guardian
                                                                Insurance & Annuity Company, Inc., Guardian
                                                                Investor Services LLC, Park Avenue
                                                                Securities LLC and all the mutual funds
                                                                within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------

 Robert A. Reale (42)           Managing        Since 2001      Managing Director, The Guardian Life                24
                                Director                        Insurance Company of America, The Guardian
                                                                Insurance & Annuity Company, Inc. and
                                                                Guardian Investor Services LLC since 3/01.
                                                                Assistant Vice President, Metropolitan Life
                                                                prior thereto. Officer of all the mutual
                                                                funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------

 Thomas G. Sorell (47)          Senior          Since 1997      Executive Vice President and Chief                  24
                                Managing                        Investment Officer, The Guardian Life
                                Director                        Insurance Company of America since 1/03;
                                                                Senior Managing Director, Fixed Income
                                                                Securities since 3/00. Vice President,
                                                                Fixed Income Securities prior thereto.
                                                                Managing Director, Investments, Park Avenue
                                                                Life Insurance Company. Officer of all of
                                                                the mutual funds within the Guardian Fund
                                                                Complex.
------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                         B-33

------------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF FUNDS
                                                                                                                  IN THE
                                   POSITION     TERM OF OFFICE                                                 GUARDIAN FUND
                                     WITH       AND LENGTH OF              PRINCIPAL OCCUPATIONS             COMPLEX FOR WHICH
    NAME, ADDRESS AND AGE         PORTFOLIO      TIME SERVED+               DURING PAST 5 YEARS               OFFICER SERVES
------------------------------------------------------------------------------------------------------------------------------
 Donald P. Sullivan, Jr. (48)   Vice President  Since 1995      Vice President, Equity Administration, The          24
                                                                Guardian Life Insurance Company of America
                                                                since 3/99; Second Vice President, Equity
                                                                Administration prior thereto. Vice
                                                                President, The Guardian Insurance & Annuity
                                                                Company, Inc. and Guardian Investor
                                                                Services LLC. Officer of all the mutual
                                                                funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------


+ There is no set term of office for Trustees and Officers. The table reflects the number of years for which each person has served as Trustee and/or Officer.

The Guardian Fund Complex pays the Trustees who are not "Disinterested Trustees" of the Portfolio trustees' fees consisting of a $5,000 per meeting fee and an annual retainer fee of $30,500 allocated among all Funds in the Guardian Fund Complex. Board Committee members also receive $2,000 per committee meeting. Trustees who are "interested persons" of the Portfolio, except Mr. Manning, receive the same fees, but they are paid by GIS. Mr. Manning receives no compensation for his trusteeship. The officers of the Portfolio are employees of Guardian Life; they receive no compensation from the Portfolio.

The Portfolio and the other funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Guardian Fund Complex to the Fund's Trustees during the year ended December 31, 2002.

                               COMPENSATION TABLE*

                                                                                                   Total
                                                          Accrued                              Compensation
                                 Aggregate              Pension or           Estimated      from the Portfolio
                                Compensation        Retirement Benefits    Benefits Upon     and Other Members
      Name and Title           from the Fund         Paid by the Fund       Retirement     of the Fund Complex**
      --------------        --------------------   ---------------------   -------------   ---------------------
Frank J. Fabozzi,
  Trustee.................               N/A                         N/A             N/A                 $67,000
William W. Hewitt, Jr.,
  Trustee.................               N/A                         N/A             N/A                 $67,000
Sidney I. Lirtzman,
  Trustee.................               N/A                         N/A             N/A                 $69,000
Carl W. Schafer,
  Trustee.................               N/A                         N/A             N/A                 $67,000
Robert G. Smith,
  Trustee.................               N/A                         N/A             N/A                 $79,000

* Trustees who are "interested persons" of the Portfolio are not compensated by the Portfolio, so information about their compensation is not included in this table.

** Includes compensation paid to attend meetings of the Board's Audit Committee.

The following table sets forth the dollar range of equity securities beneficially owned by a Trustee, on an aggregate basis, in all registered investment companies overseen by a Trustee in the Fund Complex as of December 31, 2002.

B-34                                                   THE PARK AVENUE PORTFOLIO

                         TRUSTEE SHARE OWNERSHIP TABLE

                                                                   Aggregate Dollar Range
                                                                     of Securities in All
                                                          Registered Investment Companies
                                                                      Overseen by Trustee
        Name of Trustee                                          in Guardian Fund Complex
        ---------------                                   -------------------------------
Frank J. Fabozzi...............                                        $50,001 - $100,000









Arthur V. Ferrara..............                                             Over $100,000



Leo R. Futia...................                                             Over $100,000





William W. Hewitt, Jr. ........                                                        $0
Sidney I. Lirtzman.............                                         $10,001 - $50,000




Dennis J. Manning..............                                             Over $100,000



Carl W. Schafer................                                                        $0
Robert G. Smith................                                                        $0

Because GIS is wholly owned by Guardian Life, a mutual insurance company, no Trustee owns any securities in GIS or any entity in a control relationship to GIS.

As of May 1, 2003, there were no Fund shares outstanding.

The trustees and officers of the Portfolio may purchase Class A shares of the Fund at net asset value. See "Types of Shares Available -- Class A shares -- Purchases without Sales Charge" in the Prospectus.

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics ("Ethics Policy") that has been adopted by the Fund's Board. Access Persons are required to follow the guidelines established by this Ethics Policy in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's Adviser and Distributor pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Ethics Policy, must adopt and enforce its own Code of Ethics appropriate to its operations. The Fund's Board is required to review and approve the Code of Ethics for the Adviser and Distributor. The Adviser and Distributor are also required to report to the Fund's Board on a quarterly basis with respect to its compliance with the requirements of Rule 17j-1, including any material violations thereof which may potentially affect the Fund.

STATEMENT OF ADDITIONAL INFORMATION                                         B-35

PORTFOLIO AFFILIATES AND PRINCIPAL HOLDERS OF FUND SHARES
GUARDIAN ENTITIES. Guardian Life, 7 Hanover Square, New York, New York 10004, is the parent company and sole stockholder of GIAC. GIAC, also located at 7 Hanover Square, New York, New York 10004, is the parent and sole stockholder of GIS.


B-36                                                   THE PARK AVENUE PORTFOLIO

Management of the Fund does not know of any person who owned beneficially 5% or more of the shares of the Fund as of ______________.

TAXES
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify and to continue to qualify to be taxed as a regulated investment company under the U.S. Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund generally must (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies or other income (including gains from options, futures or forward contracts) derived in connection with the pursuit of its investment objectives; (ii) distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) and at least 90% of its net tax exempt interest income, if any; and (iii) be diversified such that at the close of each quarter of the Fund's taxable year
(a) at least 50% of the value of its total assets consists of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer and (b) not more than 25% of the value of the Fund's total assets are invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of any such issuer.

So long as the Fund qualifies as a regulated investment company and complies with the provisions of the Code pertaining to regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gains) to their shareholders, the Fund will not incur a tax liability on that portion of its net ordinary income and net realized capital gains which have been distributed to its shareholders. The Code imposes a 4% nondeductible excise tax on each regulated investment company with regard to the amount, if any, by which such investment company does not meet additional distribution requirements specified in the Code. Accordingly, the Fund intends to distribute all or substantially all of its net investment income and net capital gains to avoid paying such tax.

STATEMENT OF ADDITIONAL INFORMATION                                         B-37

Options, forward contracts, financial futures contracts and foreign currency transactions entered into by the Fund are subject to special tax rules. These rules may accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and/or character of Fund distributions.

Income received by the Fund from sources within various foreign countries will generally be subject to foreign income taxes withheld at the source. If the United States has entered into a tax treaty with the country in which the payor is a resident, foreign tax withholding from dividends and interest is typically limited to a rate of zero to 15% on interest and 15% to 25% on dividends, although this may vary for different reasons. If the United States has not entered into a tax treaty with the country in which the payor is a resident, such withholding may be as high as 30% to 35% or higher. Taxes paid to foreign governments will reduce a Fund's return on its investments.

Shareholders of the Fund may exchange their shares for shares of another Fund within the Portfolio (the "reinvested shares"). If a shareholder (other than tax-exempt accounts) makes such exchanges, the shareholder will recognize a capital gain or loss for federal income tax purposes measured by the difference between the value of the reinvested shares and the basis of the exchanged shares. Upon the exchange of shares (or the reinvestment in shares of the same
Fund) which were purchased subject to a sales charge and held less than 91 days, the lesser of (1) the sales charge incurred on the exchanged shares or (2) the sales charge waived on the reinvested shares is included in the basis of the reinvested shares and is not included in the basis of the exchanged shares. If a shareholder realizes a loss on the redemption of Fund shares and reinvests in shares of the same Fund within the period beginning 30 days before and ending 30 days after the redemption, the transactions may be subject to the wash sale rules resulting in a disallowance of such loss for federal income tax purposes. Any loss recognized on the disposition of Fund shares held for six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain distributions on such shares. In addition, if a shareholder sells shares that have been held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder on such shares.

B-38                                                   THE PARK AVENUE PORTFOLIO

Interest on indebtedness that is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes.

If the Portfolio establishes additional series funds, each such series will be treated as a separate entity for federal income tax purposes.

The discussions of "Taxes" in the Prospectus and this Statement of Additional Information are general and abbreviated. Interpretations of the Code's provisions and U.S. Treasury regulations can change at any time. Additionally, no attempt has been made to describe any state, local or foreign tax consequences of purchasing, owning and redeeming shares of the Portfolio Funds.

SHAREHOLDER RIGHTS
The Portfolio is registered with the SEC as an open-end management investment company and organized as a Massachusetts business trust. It may issue an unlimited number of shares of beneficial interest in one or more series, and classes within such series. Presently, the Portfolio offers shares of thirteen series. The shares of these funds, other than the Low Duration Bond Fund, are offered by a separate prospectus.

The Portfolio generally is not required to hold shareholder meetings. Under the Portfolio's Amended and Restated Declaration of Trust, however, shareholder meetings will be held for all shareholders or just the shareholders of affected Funds, as the case may be, in connection with the following matters: (1) the election or removal of trustees if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the 1940 Act; (3) termination of the Portfolio or any Fund to the extent and as provided in the Amended and Restated Declaration of Trust; (4) the amendment of the Amended and Restated Declaration of Trust to the extent and as provided in the Amended and Restated Declaration of Trust; (5) to determine whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Portfolio or any Fund or the shareholders, to the same extent as the shareholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Amended and Restated Declaration of Trust, the By-Laws of the Portfolio, any registration of the Portfolio with the SEC or any state, or as the trustees may consider necessary or desirable. Shareholders also would be entitled to vote upon changes in fundamental investment objectives, policies or restrictions which pertain to any Fund(s) in which they have a voting interest. Each class of shares has identical voting rights.

Each trustee serves until the earlier of: (1) the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor; or (2) such trustee's death, resignation, retirement or removal by a two-thirds vote of the trustees or by a majority vote of the outstanding shares of the Portfolio. In accordance with the 1940 Act: (1) the Portfolio will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders; and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by shareholders. In that event, the vacancy will be filled only by a vote of shareholders.

A special meeting of the shareholders shall be called by the trustees for the purpose of removing a trustee upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote at the meeting. Whenever ten or more persons who have been shareholders of record for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent of the outstanding shares, whichever is less, wish to communicate with other shareholders for the purpose of obtaining signatures to request a meeting, the trustees shall either afford the applicants access to a list of the names and addresses of all shareholders of record or mail the communication to the Portfolio shareholders at the applicants' cost.

TRUSTEE LIABILITY
The Amended and Restated Declaration of Trust provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Amended and Restated Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Portfolio provide for indemnification by the Portfolio of the trustees and the officers

STATEMENT OF ADDITIONAL INFORMATION                                         B-39
of the Portfolio except with respect to any matter as to which any such person did not act in good faith in the belief that his or her action was in, or not opposed to, the best interests of the Portfolio. Such person may not be indemnified against any liability to the Portfolio or the Portfolio's shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

CUSTODIAN
State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Portfolio's assets.

State Street Bank plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

TRANSFER AGENT
National Financial Data Services ("NFDS"), P.O. Box 419611, Kansas City, Missouri 64141-6611, is the Portfolio's transfer agent and dividend paying agent. NFDS issues and redeems shares of the Fund and distributes dividends to the Fund's shareholder accounts.

NFDS plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

LEGAL OPINIONS
The legality of the shares described in the Prospectus has been passed upon by Shearman & Sterling.

INDEPENDENT AUDITORS
The Portfolio's independent auditors are Ernst & Young LLP, Five Times Square, New York, New York 10036. Ernst & Young audits and reports on the financial statements of the Fund. Because the Fund is new, there are no financial statements for the Fund.

B-40                                                  THE PARK AVENUE PORTFOLIO

APPENDIX A

DESCRIPTIONS OF TYPES OF DEBT OBLIGATIONS

U.S. Government Agency and Instrumentality Securities: U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law.

U.S. Treasury Securities: U.S. Treasury securities consist of Treasury Bills, Treasury Notes and Treasury Bonds. These securities are each backed by the full faith and credit of the U.S. government and differ in their interest rates, maturities, and dates of issuance. U.S. Treasury Bills are issued with maturities of up to one year. U.S. Treasury Notes may be issued with an original maturity of not less than one year and not more than 10 years. U.S. Treasury Bonds may be issued with any maturity, but generally have original maturities of over 10 years.

Certificates of Deposit: Certificates of deposit are negotiable receipts issued by a bank or savings and loan association in exchange for the deposit of funds. A certificate of deposit earns a specified rate of return over a definite period of time. Normally a certificate can be traded in a secondary market prior to maturity. Eurodollar certificates of deposit are U.S. dollar-denominated deposits in banks outside the U.S. The bank may be a foreign branch of a U.S. bank. Eurodollar deposits in foreign branches of U.S. banks are the legal equivalent of domestic deposits, but are not covered by FDIC insurance. Yankee certificates of deposit are U.S. dollar-denominated deposits issued and payable by U.S. branches of foreign banks.

Commercial Paper: Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

Bankers Acceptances: Bankers acceptances generally arise from short-term credit arrangements designed to enable businesses to obtain funds in order to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Repurchase Agreements: Repurchase agreements are instruments by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a domestic bank or broker-dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash and earn a return that is insulated from market fluctuations during the term of the agreement. The risk to a Fund is limited to the risk that the seller will be unable to pay the agreed upon sum upon the delivery date. Repurchase agreements are collateralized by cash or the securities purchased in connection with the agreement. In the event a selling party to an agreement is unable to repurchase the securities pursuant to that agreement, a Fund will liquidate the collateral held and thus recover the proceeds loaned under the agreement. The loss to a Fund will be the difference between the proceeds from the sale and the repurchase price. Investments in repurchase agreements will be limited to transactions with financial institutions believed by the Board of Trustees of the Portfolio to present minimal credit risks.

Corporate Obligations: Such instruments include bonds and notes issued by U.S. and foreign corporations in order to finance longer term credit needs.

DESCRIPTION OF LONG TERM DEBT RATINGS
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Aaa. Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

STATEMENT OF ADDITIONAL INFORMATION                                         B-41

Aa. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the "Aaa" securities.

A. Bonds which are rated "A" possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("STANDARD & POOR'S")

AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

A. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

With respect to Municipal Obligations, debt rated "A" differs from the two higher ratings because:

General Obligation Bonds -- There is some weakness in the local economic base, debt burden, balance between revenues and expenditures, or quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

BBB. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

General Obligation Bonds -- Under certain adverse conditions, weakness in the local economic base, debt burden, balance between revenues and expenditures, or quality of management could contribute to a lesser capacity for payment of debt service. The difference between "A" and "BBB" rating is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

B-42                                                   THE PARK AVENUE PORTFOLIO

Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

Obligations rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations are likely to have some quality and protective characteristics, nevertheless, these may be outweighed by uncertainties or major exposure to adverse conditions.

BB. Debt rated "BB" is regarded as less vulnerable to nonpayment than other speculative issues. The obligor faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet its financial commitments on the debt.

B. Debt rated "B" is regarded as more vulnerable to nonpayment than debt rated "BB", but the obligor currently has the capacity to meet its obligations on the debt. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the debt.

CCC. Debt rated "CCC" is regarded as currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order for the obligor to meet its financial obligations on the debt. In the event of adverse business, financial or economic conditions, the obligor is unlikely to be able to meet its financial commitments on the debt.

CC. Debt rated "CC" is regarded as currently vulnerable to nonpayment.

C. Debt rated "C" is may represent an obligation in which a bankruptcy petition has already been filed or other similar actions taken, but in which payments on the obligation are still be made.

D. Debt rated "D" is in payment default.

Note: Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S

P-1 (Prime-1). Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 (Prime-2). Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

A-1. Issues in the A-1 category, which is the highest category, have a very strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2. Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'.

DUFF & PHELPS, INC.

Duff 1+ Issues rated Duff 1+ have the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Issues rated Duff 1 have very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- Issues rated Duff 1- have high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STATEMENT OF ADDITIONAL INFORMATION                                         B-43

Duff 2 Issues rated Duff 2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, INC.

F-1+ Issues rated F-1+ have exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Issues rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

F-2 Issues rated F-2 have good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the 'F-1+' and 'F-1' ratings.

DESCRIPTION OF MUNICIPAL NOTE RATINGS
MOODY'S

Moody's ratings for state municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand, rather than fixed maturity dates, and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. MIG and VMIG ratings indicate that the rated securities are investment grade.

MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S

SP-1. The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2. The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

USING THE RATINGS

Ratings represent each rating organization's opinion as to the quality of the securities that they undertake to rate. It should be emphasized that ratings are relative and subjective, and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices or yields. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced. The investment adviser will consider such an event in determining whether a Fund should continue to hold the security. Although ratings may be an initial criterion for selection of portfolio investments, the investment adviser also performs its own credit analysis with respect to the securities it purchases and holds for a Fund.

B-44                                                   THE PARK AVENUE PORTFOLIO

APPENDIX B

WAIVERS OF CERTAIN SALES CHARGES

WAIVERS OF CONTINGENT DEFERRED SALES CHARGES FOR BENEFIT RESPONSIVE
WITHDRAWALS --
CLASS A AND CLASS K SHARES

"Benefit Responsive Withdrawals" refers to distributions from employee benefit plans for any of the following purposes:

- following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.

- to return excess contributions.

- to return contributions made due to a mistake of fact.

- hardship withdrawals, as defined in the plan document.

- under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

- to meet minimum distribution requirements of the Internal Revenue Code.

- to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

- for loans to participants or beneficiaries.

- separation from service.

- plan termination or "in-service distributions," if the redemption proceeds are rolled directly to a Park Avenue Portfolio IRA.

OTHER WAIVERS

The deferred sales charge will be waived if you are exchanging your Class A, Class B, Class C or Class K shares for shares of the same class of another Fund within the Portfolio. The charge is also waived for a total or partial redemption within a year of the death of the shareholder.

The initial sales charges will be waived for purchases of Class A shares for qualified retirement plans that exchange from Class K shares. However, the Class A deferred sales charge applicable to purchases of $1 million or more may apply if shares are redeemed within 18 months. The time you held Class K shares will count when determining your holding period for calculating this deferred sales charge upon redemption of Class A shares.

STATEMENT OF ADDITIONAL INFORMATION                                         B-45

                            THE PARK AVENUE PORTFOLIO

                            PART C. OTHER INFORMATION

Item 23. Exhibits



    Number     Description

     (a)(i)     Form of Amended and Restated Declaration of Trust(1)
     (b)        Trust By-Laws(2)
     (c)        Form of Specimen Security(3)
     (d)(i)     Form of Investment Advisory Agreement between The Park Avenue
                Portfolio and Guardian Investor Services Corporation(4)
     (d)(ii)    Form of Investment Advisory Agreement between The Park Avenue
                Portfolio and Guardian Baillie Gifford Limited(5)
     (d)(iii)   Form of Sub-Investment Advisory Agreement
                between Guardian Baillie Gifford Limited and Baillie Gifford
                Overseas Limited(6)
     (d)(iv)    Sub-Investment Advisory Agreement between Guardian
                Investor Services LLC and UBS Global Asset Management (Americas)
                Inc.(19)
     e(i)       Form of Underwriting Agreement(7)
     e(ii)      Form of Selling Group Agreement(8)
     f          Not applicable
     g(i)       Custodian Contract(9)
     h(a)       Form of Transfer Agency Agreement(10)
     h(b)       Form of Administrative Services Agreement(11)
     i          Opinion and Consent of Counsel*
     j          Consent of Ernst & Young LLP*

     k         Not applicable
     l         Letter from Guardian Investor Services Corporation with respect to providing the initial capital for Trust(12)
     m(i)      Form of Distribution Plan and Agreement Pursuant to
               Rule 12b-1 under the Investment Company Act of 1940(13)
     m(ii)     Form of Distribution Plan Pursuant to Rule 12b-1 under the
               Investment Company Act of 1940 for Class B shares(14)
     m(iii)    Form of Distribution Agreement for Class B shares(15)
     m(iv)     Distribution Plan Pursuant to Rule 12b-1 under the Investment
               Company Act of 1940 for Class C shares(17)
     m(v)      Distribution Agreement for Class C shares(17)
     m(vi)     Distribution Agreement for Class K shares(18)
     m(vii)    Distribution Plan Pursuant to Rule 12b-1 under the
               Investment Company Act of 1940 for Class K shares(18)
     n         Multiple Class Plan(17)
     o         Reserved.
     p         Powers of Attorney executed by each member of the Board of
               Trustees and certain principal officers of the Trust(15)
     p(ii)     Code of Ethics(16)
     p(iii)    Code of Ethics of UBS Global Asset Management (Americas) Inc.(19)


----------


1. Incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

2. Incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

3. Incorporated by reference to Exhibit 4 of the Registration Statement on Form N-1A (Reg. No. 33-23966), as filed on August 22, 1988.

4. Incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

5. Incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

6. Incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

7. Incorporated by reference to Exhibit 6(a) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

8. Incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

9. Incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

10. Incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 14, 1997.

11. Incorporated by reference to Exhibit 99(j) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on April 30, 1999.

12. Incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (Reg. No. 33-23966), as filed on February 8, 1989.

13. Incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 13, 1998.

14. Incorporated by reference to Exhibits 15(b) and 15(c) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on March 1, 1996.

15. Incorporated by reference to Exhibit 99(p) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on April 30, 1999.

16. Incorporated by reference to Exhibit 99(p)(ii) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on April 28, 2000.

17. Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on February 28, 2001.

18. Incorporated by reference to the corresponding Exhibit of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on April 26, 2002.


19. Incorporated by reference to the corresponding Exhibit of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (Reg. No. 33-23966) as filed on January 27, 2003.


----------
* To be filed by amendment

Item 24. Persons Controlled by or Under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of March 31, 2003. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.



                                             State of            Percentage of
                                           Incorporation       Voting Securities
          Name                            or Organization            Owned
          ----                            ---------------      -----------------
The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        Delaware                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company of
  America                                 Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%

Guardian Trust Company, FSB               Federal Savings Bank        100%

Fiduciary Insurance Company of America    New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life Insurance Company   Texas                       100%
    Sentinel American Life Insurance
      Company                             Texas                       100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware             25% of Class A
                                                               14.75% of Class B
First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri,
    Inc.                                  Missouri                    100%
  First Commonwealth Limited
    Health Service Corporation
    of Michigan                           Michigan                    100%
  Smileage Dental Services, Inc.          Wisconsin                   100%
Guardian Hanover Corporation              New York                    100%

Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Innovative Underwriters, Inc.             Hawaii                      100%

Corporate Financial Services Inc.         Pennsylvania                100%

The Guardian UBS Large Cap Value          Massachusetts             99.84%
  Fund
The Guardian UBS Small Cap Value          Massachusetts             99.76%
  Fund
The Guardian UBS VC Large Cap             Maryland                  99.79%
  Value Fund
The Guardian UBS VC Small Cap             Maryland                  99.63%
  Value Fund
The Guardian Tax-Exempt Fund              Massachusetts             85.73%
The Guardian Baillie Gifford              Massachusetts             47.52%
  International Fund
The Guardian Investment Quality           Massachusetts             27.36%
  Bond Fund
Baillie Gifford International Fund        Maryland                  10.16%
The Guardian Park Avenue Small            Massachusetts             26.36%
  Cap Fund
The Guardian Baillie Gifford              Massachusetts             51.65%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts             81.83%
The Guardian Small Cap Stock Fund         Maryland                  68.74%
The Guardian VC Asset Allocation          Maryland                  59.67%
  Fund
The Guardian VC 500 Index Fund            Maryland                  59.03%
The Guardian VC High Yield Bond           Maryland                  61.24%
  Fund
The Guardian S&P 500 Index Fund           Massachusetts             12.94%
The Guardian Park Avenue Fund             Massachusetts             12.78%

Item 25. Indemnification

      Reference is made to Registrant's Amended and Restated Declaration of Trust which has been filed as Exhibit Number 1 to the Registration Statement and is incorporated herein by reference.

Item 26. Business and Other Connections of Investment Adviser


      Guardian Investor Services LLC ("GIS") acts as the sole investment adviser for The Guardian Variable Contract Funds, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and eleven of the thirteen series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian S&P 500 Index Fund, The Guardian Investment Quality Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian High Yield Bond Fund, The Guardian Asset Allocation Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund and one of the three series funds comprising GIAC Funds, Inc., namely The Guardian Small Cap Stock Fund. GIS is also the manager of Gabelli Capital Asset Fund. GIS's principal business address is 7 Hanover Square, New York, New York 10004. In addition, GIS is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through certain of its separate accounts. These separate accounts are all unit investment trusts registered under the Investment Company Act of 1940, as amended.


      A list of GIS's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 7 Hanover Square, New York, New York 10004.


                                                  Other Substantial Business,
           Name      Position(s) with GIS     Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------
Robert E. Broatch    Manager                  Executive Vice President and Chief
                                              Financial Officer, The Guardian Life
                                              Insurance Company of America since
                                              7/02. Executive Vice President and
                                              Chief Financial Officer, GAB prior
                                              thereto. Director, The Guardian
                                              Insurance & Annuity Company, Inc.

Armand M. de Palo    Manager                  Executive Vice President and Chief
                                              Actuary, The Guardian Life
                                              Insurance Company of America.
                                              Director, The Guardian Insurance &
                                              Annuity Company, Inc.

Gary B. Lenderink    Manager                  Executive Vice President, The
                                              Guardian Life Insurance Company of
                                              America. Director, The Guardian
                                              Insurance & Annuity Company, Inc.

                                                  Other Substantial Business,
           Name      Position(s) with GIS     Profession, Vocation or Employment
           ----      --------------------     ----------------------------------

Bruce C. Long        President and Manager    Executive Vice President, Equity,
                                              The Guardian Life Insurance
                                              Company of America. President and Director,
                                              The Guardian Insurance & Annuity Company, Inc.

Dennis J. Manning    Manager                  President & Chief Executive Officer, The Guardian
                                              Life Insurance Company of America since 1/03;
                                              President & Chief Operating Officer, 1/02 to 12/02;
                                              Executive Vice President & Chief Operating Officer
                                              prior thereto. Director, The Guardian Insurance
                                              & Annuity Company, Inc.

Frank L. Pepe        Vice President &         Vice President and Equity
                     Controller               Controller, The Guardian Life
                                              Insurance Company of America. Vice
                                              President and Controller, The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Officer of the
                                              Guardian-sponsored mutual funds.

Richard T. Potter,   Vice President and       Vice President and Equity Counsel,
Jr.                  Counsel                  The Guardian Life Insurance
                                              Company of America. Vice President
                                              and Counsel, The Guardian
                                              Insurance & Annuity Company, Inc.
                                              and the Guardian-sponsored mutual funds.

Thomas G. Sorell     Executive Vice           Executive Vice President and Chief Investment
                     President and            Officer, The Guardian Life Insurance
                     Chief Investment         Company of America since 1/03;
                     Officer                  Senior Managing Director, Investments,
                                              prior thereto. Executive Vice President
                                              and Chief Investment Officer, The
                                              Guardian Insurance & Annuity Company, Inc.
                                              President of the Guardian-sponsored mutual
                                              funds.

Donald P. Sullivan, Jr.  Vice President       Vice President; The Guardian
                                              Life Insurance Company of America.
                                              Vice President; The Guardian
                                              Insurance & Annuity Company, Inc.
                                              Vice President of the Guardian-sponsored
                                              mutual funds.

Peggy L. Coppola     Vice President           Vice President, Equity
                                              Sales, The Guardian Life Insurance
                                              Company of America, since March
                                              2002; Second Vice President,
                                              Equity Sales, prior thereto. Vice
                                              President, The Guardian Insurance
                                              & Annuity Company, Inc.

Earl C. Harry        Treasurer                Treasurer, The Guardian Life
                                              Insurance Company of America.
                                              Treasurer, The Guardian Insurance
                                              & Annuity Company, Inc.

Joseph A. Caruso     Manager, Senior Vice     Senior Vice President and Secretary,
                     President and Secretary  The Guardian Life Insurance Company
                                              of America. Director, Senior Vice President
                                              and Secretary; The Guardian Insurance &
                                              Annuity Company, Inc. Senior Vice President and
                                              Secretary, the Guardian-sponsored mutual
                                              funds.

----------



UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 31, 2002 had approximately $34 billion in assets under management. It presently provides investment advisory services to three other investment companies. UBS Global Asset Management (Americas) Inc., a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2002 the Group had approximately $408 billion in assets under management.


For information as to any other business, vocation or employment of a substantial nature in which the Registrant's investment advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, reference is made to the Form ADV (File #801-34910) filed by it under the Investment Advisers Act of 1940, as amended.

Item 27. Principal Underwriters


      (a) GIS is the principal underwriter and distributor of the thirteen series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian S&P 500 Index Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Low Duration Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Asset Allocation Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund. In addition, GIS is the distributor of variable annuities and variable life insurance policies issued by GIAC through certain of its separate accounts. These separate accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended, and buy and sell shares of The Guardian Variable Contract Funds, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.


      (b) The principal business address of the officers and managers of GIS listed below is 7 Hanover Square, New York, New York 10004.


                                 Position(s)                     Position(s)
       Name                   with Underwriter                 with Registrant
       -----                   ---------------                  -------------
Robert E. Broatch           Manager                               None
Armand M. de Palo           Manager                               None
Gary B. Lenderink           Manager                               None
Bruce C. Long               President & Manager                   None
Dennis J. Manning           Manager                               Chairman of the Board
Thomas G. Sorell            Executive Vice President              President
                              and Chief Investment Officer
Frank C. Pepe               Senior Vice President and             Vice President and
                              Controller                             Treasurer

Richard T. Potter, Jr.      Vice President and Counsel            Vice President
                                                                     and Counsel
Donald P. Sullivan, Jr.     Senior Vice President                 Vice President
Peggy L. Coppola            Senior Vice President                 None
Earl Harry                  Treasurer                             None
Joseph A. Caruso            Manager, Senior Vice President        Senior Vice President
                              and Corporate Secretary                and Corporate Secretary


      (c) Not Applicable.

Guardian Baillie Gifford Limited

     Guardian Baillie Gifford Limited ("GBG") is exclusively engaged in the business of acting as the investment adviser to Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund, two series of GIAC Funds, Inc., and The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund, two series of the Registrant. GBG's principal business address is 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. A list of GBG's executive officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant.


                                   Position            Other Substantial
         Name                      with GBG           Business Affiliations
         ----                      --------           ---------------------
Richard Burns                     Director   Partner: Baillie Gifford &
                                             Co.* Director: Baillie Gifford
                                             Overseas Limited.

Edward H. Hocknell                Director   Partner: Baillie Gifford & Co.*
                                             Director: Baillie Gifford Overseas
                                             Limited*

Rowan Robin Menzies               Director   Partner: Baillie Gifford & Co.*
                                             Director: Baillie Gifford Overseas
                                             Limited*

Bruce C. Long                     Director   Executive Vice President: The Guardian
                                             Life Insurance Company of America.**

Dennis J. Manning                 Director   President and Chief Executive Officer:
                                             The Guardian Life Insurance Company of
                                             America.**

Thomas G. Sorell                  Director   Executive Vice President and Chief
                                             Investment Officer: The Guardian Life
                                             Insurance Company of America.**


----------
*  Principal business address is 1 Rutland Court, Edinburgh, EH3 8EY, Scotland.

** Principal business address is 7 Hanover Square, New York, New York
   10004.

Baillie Gifford Overseas Limited

Baillie Gifford Overseas Limited ("BGO") acts as the sub-investment adviser for Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund, two series of GIAC Funds, Inc. and The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund, two series of the Registrant. BGO also provides investment management services to institutional clients outside of the United Kingdom. BGO is wholly owned by Baillie Gifford & Co. which is an investment management firm providing independent investment management services to investment trusts, unit trusts, pension funds, charitable funds and other institutional clients primarily located in the United Kingdom.

A list of BGO's directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each individual in his capacity as director of BGO is 1 Rutland Court, Edinburgh, EH3 8EY, Scotland.

                         Position                Other Substantial
        Name             with BGO              Business Affiliations**
        ----             --------              -----------------------
James K. Anderson        Director        Partner: Baillie Gifford & Co.
                                         Director: Baillie Gifford & Co.Limited

Richard Burns            Director        Partner: Baillie Gifford & Co.

Edward H. Hocknell       Director        Partner: Baillie Gifford & Co.

Gareth A. Howlett        Director        Director: Toyo Trust Baillie Gifford
                                         Limited

J. Ross Lidstone         Director        Partner: Baillie Gifford & Co.

Gill E. Meekison         Director        Director: Baillie Gifford Savings
                                         Management Limited

R. Robin Menzies         Director        Partner: Baillie Gifford & Co.

Item 28. Location of Accounts and Records

      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171, and by the transfer agent for the Funds, National Financial Data Services, 1100 Main Street, Kansas City, Missouri 64105-2123. The Registrant's corporate records are maintained by the Registrant at 7 Hanover Square , New York, New York 10004.

Item 29. Management Services

     None.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Park Avenue Portfolio, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 16th day of May, 2003.


                                THE PARK AVENUE PORTFOLIO

                                By:  /s/ Thomas G. Sorell
                                   ---------------------------------
                                     THOMAS G. SORELL
                                     PRESIDENT

                 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



              SIGNATURES                           TITLE                                       DATE
              ----------                           -----                                       ----
  /s/ THOMAS G. SORELL                            President
----------------------------------------          (Principal Executive Officer)
        (THOMAS G. SORELL)

  /s/ FRANK L. PEPE*                              Controller
----------------------------------------          (Principal Financial and Accounting Officer)
         (FRANK L. PEPE)

       FRANK J. FABOZZI*                          Director
----------------------------------------
        (FRANK J. FABOZZI)

      ARTHUR V. FERRARA*                          Director
----------------------------------------
        (ARTHUR V. FERRARA)

       LEO R. FUTIA*                              Director
----------------------------------------
        (LEO R. FUTIA)

       WILLIAM W. HEWITT, JR.*                    Director
----------------------------------------
      (WILLIAM W. HEWITT, JR.)

     SIDNEY I. LIRTZMAN*                          Director
----------------------------------------
        (SIDNEY I. LIRTZMAN)

                                                  Director
----------------------------------------
        (DENNIS J. MANNING)

      CARL W. SCHAFER*                            Director
----------------------------------------
        (CARL W. SCHAFER)

      ROBERT G. SMITH*                            Director
----------------------------------------
        (ROBERT G. SMITH)

*By:   /s/ FRANK L. PEPE                                                        Date: May 16, 2003
      ----------------------------------
       FRANK L. PEPE

        Pursuant to a Power of Attorney
